NATIONWIDE

VL SEPARATE

ACCOUNT-C

Annual Report

to

Contract Owners

December 31, 2009

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
Large Cap Core V.I. Fund - Class II (MLVLC2)
21 shares (cost $356 )	$447
Variable Series, Inc. - Social Equity Portfolio (CVSSE)
738 shares (cost $9,980 )	12,183
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)
83,083 shares (cost $481,623 )	486,864
U.S. Equity Flex I Portfolio (WSCP)
48,259 shares (cost $605,319 )	601,792
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)
103,242 shares (cost $1,307,918 )	1,389,634
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
3,538 shares (cost $92,804 )	98,821
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
6,085 shares (cost $165,559 )	201,841
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
390,536 shares (cost $1,510,783 )	1,776,941
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
66,344 shares (cost $2,813,483 )	2,990,777
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)
7,942 shares (cost $78,508 )	105,228
Research International Series - Service Class (MVRISC)
7,772 shares (cost $88,060 )	88,055
Value Series - Service Class (MVFSC)
6,673 shares (cost $76,474 )	77,942
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
108,997 shares (cost $1,588,088 )	1,567,379
Emerging Markets Debt Portfolio - Class I (MSEM)
3,046 shares (cost $20,217 )	23,604
Mid Cap Growth Portfolio - class I (MSVMG)
8,126 shares (cost $49,221 )	74,438
U.S. Real Estate Portfolio - Class I (MSVRE)
127,003 shares (cost $1,157,732 )	1,289,075
Federated NVIT High Income Bond Fund - Class I (HIBF)
236,387 shares (cost $1,401,614 )	1,560,153

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Gartmore NVIT Emerging Markets Fund - Class I (GEM)
88,597 shares (cost $1,503,744 )	$1,006,457
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
2,024 shares (cost $13,389 )	16,356
Gartmore NVIT International Equity Fund - Class I (GIG)
9,880 shares (cost $57,759 )	79,138
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
18,528 shares (cost $187,310 )	189,356
NVIT Fund - Class I (TRF)
24,530 shares (cost $200,528 )	198,935
NVIT Global Financial Services Fund - Class I (GVGF1)
4,444 shares (cost $28,242 )	33,154
NVIT Government Bond Fund - Class I (GBF)
359,887 shares (cost $4,238,161 )	4,225,072
NVIT Growth Fund - Class I (CAF)
3,128 shares (cost $29,046 )	36,782
NVIT Health Sciences Fund - Class I (GVGH1)
9,617 shares (cost $83,365 )	92,322
NVIT International Index Fund - Class II (GVIX2)
567,006 shares (cost $6,299,603 )	4,598,422
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
411 shares (cost $2,431 )	3,385
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
451 shares (cost $4,284 )	4,456
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
68,808 shares (cost $632,194 )	668,126
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
4,056 shares (cost $29,409 )	38,087
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
504 shares (cost $4,389 )	4,942
NVIT Leaders Fund - Class I (GVUS1)
866 shares (cost $5,216 )	7,434
NVIT Mid Cap Index Fund - Class I (MCIF)
333,841 shares (cost $5,056,116 )	4,947,518
NVIT Money Market Fund - Class I (SAM)
334,245 shares (cost $334,245 )	334,245
NVIT Money Market Fund - Class V (SAM5)
56,987,491 shares (cost $56,987,491 )	56,987,491

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2,386 shares (cost $16,357)	$20,021
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
18,342 shares (cost $263,988)	225,609
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
386,710 shares (cost $3,683,843)	3,209,695
NVIT Multi-Manager Small Company Fund - Class I (SCF)
149,082 shares (cost $1,936,200)	2,154,238
NVIT Multi-Sector Bond Fund - Class I (MSBF)
98,739 shares (cost $808,586)	816,574
NVIT Technology & Communications Fund - Class I (GGTC)
32,468 shares (cost $83,912)	110,390
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
1,589 shares (cost $9,091)	11,917
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
6,283 shares (cost $44,901)	55,792
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
8,438 shares (cost $94,541)	94,669
V.I. Basic Value Fund - Series I (AVBVI)
162,116 shares (cost $936,950)	969,455
V.I. Capital Development Fund - Series I (AVCDI)
209 shares (cost $1,874)	2,356
V.I. International Growth Fund - Series I (AVIE)
1,141 shares (cost $28,650)	29,672
VPS Growth and Income Portfolio - Class A (ALVGIA)
1,743 shares (cost $22,371)	26,501
VPS International Value Portfolio - Class A (ALVIVA)
375,457 shares (cost $6,919,807)	5,519,222
VP Balanced Fund - Class I (ACVB)
42,458 shares (cost $238,707)	244,134
VP Capital Appreciation Fund - Class I (ACVCA)
35,115 shares (cost $352,763)	378,192
VP Income & Growth Fund - Class I (ACVIG)
80,710 shares (cost $449,854)	434,218
VP International Fund - Class I (ACVI)
199,259 shares (cost $1,943,564)	1,540,271
VP Ultra(R) Fund - Class I (ACVU1)
17,467 shares (cost $122,046)	141,829

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

VP Value Fund - Class I (ACVV)
175,391 shares (cost $822,171)	$926,067
VP Vista(SM) Fund - Class I (ACVVS1)
2,628 shares (cost $35,227)	34,669
MidCap Stock Portfolio - Initial Shares (DVMCS)
5,385 shares (cost $52,320)	56,327
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
500,694 shares (cost $6,433,326)	4,881,766
Stock Index Fund, Inc. - Initial Shares (DSIF)
666,724 shares (cost $21,183,027)	17,541,504
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
1,295 shares (cost $30,099)	33,996
Appreciation Portfolio - Initial Shares (DCAP)
11,171 shares (cost $338,131)	350,763
Growth and Income Portfolio - Initial Shares (DGI)
8,116 shares (cost $136,230)	136,838
International Value Portfolio - Initial Shares (DVIV)
92,978 shares (cost $1,219,262)	1,015,319
Variable Series II - Strategic Value VIP - Class B (SVSHEB)
1 shares (cost $5)	5
Quality Bond Fund II - Primary Shares (FQB)
37,824 shares (cost $397,759)	423,625
Equity-Income Portfolio - Initial Class (FEIP)
1,814 shares (cost $27,771)	30,499
High Income Portfolio - Initial Class (FHIP)
6,320 shares (cost $31,813)	33,431
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
298,879 shares (cost $4,044,614)	3,885,429
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
5,415 shares (cost $109,100)	111,658
VIP Fund - Contrafund Portfolio - Service Class (FCS)
112,522 shares (cost $1,744,150)	2,312,327
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
27,474 shares (cost $346,865)	460,188
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
580 shares (cost $8,199)	8,410
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
58,450 shares (cost $935,345)	846,351

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

VIP Fund - Growth Portfolio - Initial Class (FGP)
2,551 shares (cost $94,359 )	$76,629
VIP Fund - Growth Portfolio - Service Class (FGS)
25,729 shares (cost $866,162 )	770,829
VIP Fund - High Income Portfolio - Service Class (FHIS)
49,604 shares (cost $252,040 )	260,919
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
4,045 shares (cost $47,594 )	50,115
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
32,964 shares (cost $773,981 )	837,609
VIP Fund - Overseas Portfolio - Initial Class (FOP)
1,510 shares (cost $24,139 )	22,726
VIP Fund - Overseas Portfolio - Service Class (FOS)
25,733 shares (cost $321,025 )	385,733
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
1,766 shares (cost $8,998 )	13,619
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
28,667 shares (cost $297,715 )	366,074
Templeton Foreign Securities Fund - Class 2 (TIF2)
8,449 shares (cost $102,356 )	113,634
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)
197,040 shares (cost $2,233,018 )	2,236,409
Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)
16,896 shares (cost $302,412 )	404,687
Growth Portfolio - I Class Shares (AMTG)
12,021 shares (cost $146,650 )	170,340
Guardian Portfolio - I Class Shares (AMGP)
6,717 shares (cost $84,432 )	107,340
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
12,118 shares (cost $205,340 )	257,393
Partners Portfolio- I Class Shares (AMTP)
52,679 shares (cost $420,054 )	516,779
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
496 shares (cost $3,981 )	5,085
Balanced Fund/VA - Non-Service Shares (OVMS)
29,120 shares (cost $340,787 )	299,937
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
67,658 shares (cost $2,463,536 )	2,499,274

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Core Bond Fund/VA - Non-Service Shares (OVB)
37,527 shares (cost $319,062 )	$265,315
Global Securities Fund/VA - Non-Service Shares (OVGS)
82,766 shares (cost $2,231,603 )	2,193,304
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
6,054 shares (cost $116,621 )	110,063
MidCap Fund/VA - Non-Service Shares (OVAG)
7,420 shares (cost $278,945 )	270,961
All Asset Portfolio - Administrative Class (PMVAAA)
3,714 shares (cost $35,098 )	38,811
Low Duration Portfolio - Administrative Class (PMVLDA)
130,622 shares (cost $1,314,737 )	1,320,592
Real Return Portfolio - Administrative Class (PMVRRA)
371,884 shares (cost $4,506,742 )	4,626,231
Total Return Portfolio - Administrative Class (PMVTRA)
1,450,365 shares (cost $15,425,417 )	15,692,945
Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)
2,139 shares (cost $17,803 )	20,383
Micro-Cap Portfolio - Investment Class (ROCMC)
214,321 shares (cost $1,862,740 )	2,042,475
Equity Income Portfolio - II (TREI2)
122,344 shares (cost $2,167,983 )	2,154,476
Mid-Cap Growth Portfolio - II (TRMCG2)
66,561 shares (cost $1,273,348 )	1,323,225
New America Growth Portfolio (TRNAG1)
36,462 shares (cost $502,592 )	696,784
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)
42,329 shares (cost $478,090 )	497,364
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
281,905 shares (cost $2,993,624 )	3,162,977
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
6,561 shares (cost $158,269 )	191,965
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
302 shares (cost $2,268 )	2,798
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
842 shares (cost $2,803 )	4,324
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
1,020 shares (cost $14,736 )	16,009

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
30,327 shares (cost $533,335 )	$455,207

Total Investments	179,372,119

Total Assets	179,372,119
Accounts Payable - Variable Series II - Strategic Value VIP - Class B (SVSHEB)	5
Other Accounts Payable	29,453

Total Accounts Payable	29,458

$179,342,661

Contract Owners’ Equity:
Accumulation units	179,342,661
Total Contract Owners’ Equity (note 8)	$179,342,661

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	MLVLC2	CVSSE	CSIEF3	WSCP	OGGO	JABS	JACAS
Reinvested dividends	$2,627,010	5	44	-	5,846	-	3,010	15
Asset Charges (note 3)	(398,543)	(20)	(29)	(66)	(1,280)	(3,006)	(209)	(2,131)

Net investment income (loss)	2,228,467	(15)	15	(66)	4,566	(3,006)	2,801	(2,116)
Realized gain (loss) on investments	(24,016,545)	(13,011)	(2,053)	-	(74,651)	(282,594)	10,009	109,176
Change in unrealized gain (loss) on investments	46,697,670	10,873	5,853	5,240	188,972	731,524	4,176	38,846

Net gain (loss) on investments	22,681,125	(2,138)	3,800	5,240	114,321	448,930	14,185	148,022
Reinvested capital gains	2,874,302	-	583	-	-	-	3,338	-

Net increase (decrease) in contract owners’ equity resulting from operations	$27,783,894	(2,153)	4,398	5,174	118,887	445,924	20,324	145,906

Investment Activity:	JAGTS	JAIGS	LOVMCV	MVRISC	MVFSC	MVIVSC	MSEM	MSVMG
Reinvested dividends	$-	8,584	456	5,869	-	-	1,742	-
Asset Charges (note 3)	(2,254)	(5,389)	(258)	(801)	(38)	(330)	(78)	(250)

Net investment income (loss)	(2,254)	3,195	198	5,068	(38)	(330)	1,664	(250)
Realized gain (loss) on investments	(91,631)	139,480	(5,274)	(50,213)	(7)	(221)	(30,061)	(102,437)
Change in unrealized gain (loss) on investments	441,935	969,257	45,153	160,392	1,468	(20,709)	33,329	153,546

Net gain (loss) on investments	350,304	1,108,737	39,879	110,179	1,461	(20,930)	3,268	51,109
Reinvested capital gains	-	54,968	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$348,050	1,166,900	40,077	115,247	1,423	(21,260)	4,932	50,859

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	MSVRE	HIBF	GEM	GVGU1	GIG	GEF	TRF	GVGF1
Reinvested dividends	$20,988	182,669	10,232	656	1,333	1,847	5,567	335
Asset Charges (note 3)	(1,885)	(5,170)	(1,993)	(430)	(309)	(489)	(889)	(72)

Net investment income (loss)	19,103	177,499	8,239	226	1,024	1,358	4,678	263
Realized gain (loss) on investments	(344,626)	(351,998)	(50,751)	(55,444)	(128,981)	(202,788)	(473,524)	(12,657)
Change in unrealized gain (loss) on investments	549,058	944,789	436,186	5,543	146,729	238,213	533,947	22,015

Net gain (loss) on investments	204,432	592,791	385,435	(49,901)	17,748	35,425	60,423	9,358
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$223,535	770,290	393,674	(49,675)	18,772	36,783	65,101	9,621

Investment Activity:	GBF	CAF	GVGH1	GVIX2	GVIDA	GVIDC	GVIDM	GVDMA
Reinvested dividends	$132,462	309	371	103,664	36	80	9,534	947
Asset Charges (note 3)	(10,027)	(131)	(267)	(7,873)	(8)	(11)	(1,492)	(145)

Net investment income (loss)	122,435	178	104	95,791	28	69	8,042	802
Realized gain (loss) on investments	97,834	(35,378)	(17,983)	(295,916)	(735)	(225)	(120,979)	(56,223)
Change in unrealized gain (loss) on investments	(200,504)	50,075	31,206	1,248,997	1,669	506	217,573	58,639

Net gain (loss) on investments	(102,670)	14,697	13,223	953,081	934	281	96,594	2,416
Reinvested capital gains	62,048	-	-	-	167	23	16,337	1,395

Net increase (decrease) in contract owners’ equity resulting from operations	$81,813	14,875	13,327	1,048,872	1,129	373	120,973	4,613

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	GVDMC	GVUS1	MCIF	SAM	SAM5	NVMMG1	SCGF	SCVF
Reinvested dividends	$90	38	42,348	143	30,498	-	-	12,966
Asset Charges (note 3)	(12)	(13)	(8,902)	(843)	(137,063)	(37)	(556)	(6,551)

Net investment income (loss)	78	25	33,446	(700)	(106,565)	(37)	(556)	6,415
Realized gain (loss) on investments	(501)	(3,628)	(570,947)	-	-	1,237	(90,033)	(1,157,085)
Change in unrealized gain (loss) on investments	1,144	5,779	1,900,123	-	-	3,664	138,143	1,624,947

Net gain (loss) on investments	643	2,151	1,329,176	-	-	4,901	48,110	467,862
Reinvested capital gains	72	-	134,152	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$793	2,176	1,496,774	(700)	(106,565)	4,864	47,554	474,277

Investment Activity:	SCF	MSBF	GGTC	GVUG1	EIF	AMTB	AVBVI	AVCDI
Reinvested dividends	$5,725	65,186	-	-	649	7,081	13,675	-
Asset Charges (note 3)	(5,320)	(1,639)	(283)	(27)	(135)	(240)	(736)	(5)

Net investment income (loss)	405	63,547	(283)	(27)	514	6,841	12,939	(5)
Realized gain (loss) on investments	(1,426,170)	(99,122)	(155,752)	(3,617)	(24,157)	(6,138)	(828)	(757)
Change in unrealized gain (loss) on investments	2,004,256	170,594	199,787	7,382	37,505	10,629	34,709	1,560

Net gain (loss) on investments	578,086	71,472	44,035	3,765	13,348	4,491	33,881	803
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$578,491	135,019	43,752	3,738	13,862	11,332	46,820	798

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	AVIE	ALVGIA	ALVIVA	ACVB	ACVCA	ACVIG	ACVI	ACVU1
Reinvested dividends	$385	1,047	65,781	12,893	3,191	18,251	31,933	673
Asset Charges (note 3)	(22)	(81)	(13,075)	(565)	(870)	(947)	(3,574)	(454)

Net investment income (loss)	363	966	52,706	12,328	2,321	17,304	28,359	219
Realized gain (loss) on investments	(731)	(24,104)	(2,799,847)	(20,618)	(10,747)	(111,911)	(214,243)	(69,987)
Change in unrealized gain (loss) on investments	2,842	25,445	4,645,879	38,218	116,616	147,360	589,951	118,929

Net gain (loss) on investments	2,111	1,341	1,846,032	17,600	105,869	35,449	375,708	48,942
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,474	2,307	1,898,738	29,928	108,190	52,753	404,067	49,161

Investment Activity:	ACVV	ACVVS1	DVMCS	DVSCS	DSIF	DSRG	DCAP	DGI
Reinvested dividends	$49,923	-	493	98,726	328,966	968	9,686	1,636
Asset Charges (note 3)	(2,074)	(78)	(54)	(8,241)	(35,079)	(151)	(1,033)	(298)

Net investment income (loss)	47,849	(78)	439	90,485	293,887	817	8,653	1,338
Realized gain (loss) on investments	(222,337)	(9,797)	9,204	(802,452)	(2,240,109)	(15,498)	(284,767)	(18,165)
Change in unrealized gain (loss) on investments	361,947	17,235	4,055	1,028,026	4,761,978	32,812	309,269	45,660

Net gain (loss) on investments	139,610	7,438	13,259	225,574	2,521,869	17,314	24,502	27,495
Reinvested capital gains	-	-	-	669,244	1,001,574	-	28,264	-

Net increase (decrease) in contract owners’ equity resulting from operations	$187,459	7,360	13,698	985,303	3,817,330	18,131	61,419	28,833

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	DVIV	SVSHEB	FQB	FEIP	FHIP	FAMP	FCP	FCS
Reinvested dividends	$40,116	5,793	38,697	592	2,375	83,072	1,320	30,029
Asset Charges (note 3)	(2,327)	(320)	(5,195)	(61)	(67)	(8,956)	(228)	(6,144)

Net investment income (loss)	37,789	5,473	33,502	531	2,308	74,116	1,092	23,885
Realized gain (loss) on investments	(257,158)	(93,486)	(198,795)	(7,213)	(1,827)	(401,956)	(12,988)	(1,763,406)
Change in unrealized gain (loss) on investments	486,381	117,780	78,554	14,558	9,266	1,293,422	43,074	2,379,087

Net gain (loss) on investments	229,223	24,294	(120,241)	7,345	7,439	891,466	30,086	615,681
Reinvested capital gains	-	-	-	-	-	5,847	27	636

Net increase (decrease) in contract owners’ equity resulting from operations	$267,012	29,767	(86,739)	7,876	9,747	971,429	31,205	640,202

Investment Activity:	FEIS	FGOP	FGOS	FGP	FGS	FHIS	FIGBS	FMCS
Reinvested dividends	$11,160	34	2,740	299	2,455	18,427	5,057	4,278
Asset Charges (note 3)	(1,748)	(18)	(1,780)	(162)	(2,283)	(368)	(152)	(1,750)

Net investment income (loss)	9,412	16	960	137	172	18,059	4,905	2,528
Realized gain (loss) on investments	(918,085)	(3,596)	(16,723)	(2,992)	(357,641)	(26,223)	(1,259)	(61,125)
Change in unrealized gain (loss) on investments	1,056,295	6,307	289,174	19,826	574,030	63,110	5,136	305,526

Net gain (loss) on investments	138,210	2,711	272,451	16,834	216,389	36,887	3,877	244,401
Reinvested capital gains	-	-	-	58	668	-	215	3,775

Net increase (decrease) in contract owners’ equity resulting from operations	$147,622	2,727	273,411	17,029	217,229	54,946	8,997	250,704

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FOP	FOS	FVSS	FTVSV2	TIF2	GVMCE	BNCAI	AMTG
Reinvested dividends	$430	8,396	57	5,797	3,608	36,328	-	-
Asset Charges (note 3)	(46)	(1,250)	(28)	(801)	(264)	(5,103)	(1,492)	(382)

Net investment income (loss)	384	7,146	29	4,996	3,344	31,225	(1,492)	(382)
Realized gain (loss) on investments	(3,837)	(556,891)	(3,946)	1,638	(31,553)	(683,910)	(638,099)	(60,464)
Change in unrealized gain (loss) on investments	8,471	591,983	9,978	60,442	58,753	1,243,366	842,573	95,714

Net gain (loss) on investments	4,634	35,092	6,032	62,080	27,200	559,456	204,474	35,250
Reinvested capital gains	55	1,716	-	15,965	4,451	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,073	43,954	6,061	83,041	34,995	590,681	202,982	34,868

Investment Activity:	AMGP	AMCG	AMTP	AMFAS	OVMS	OVGR	OVB	OVGS
Reinvested dividends	$1,077	-	11,165	-	-	9,155	-	43,753
Asset Charges (note 3)	(345)	(792)	(1,293)	(13)	(694)	(6,195)	(619)	(4,627)

Net investment income (loss)	732	(792)	9,872	(13)	(694)	2,960	(619)	39,126
Realized gain (loss) on investments	(76,125)	(238,469)	26,933	(7,372)	(70,720)	(309,786)	(92,433)	(399,083)
Change in unrealized gain (loss) on investments	109,080	314,550	148,588	7,785	122,680	1,237,846	119,872	926,459

Net gain (loss) on investments	32,955	76,081	175,521	413	51,960	928,060	27,439	527,376
Reinvested capital gains	-	-	49,597	-	-	-	-	41,718

Net increase (decrease) in contract owners’ equity resulting from operations	$33,687	75,289	234,990	400	51,266	931,020	26,820	608,220

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	OVGI	OVAG	PMVAAA	PMVLDA	PMVRRA	PMVTRA	PIHYB1	ROCMC
Reinvested dividends	$1,735	-	2,627	31,254	107,801	711,735	18,842	-
Asset Charges (note 3)	(250)	(646)	(97)	(2,293)	(8,904)	(29,952)	(485)	(4,286)

Net investment income (loss)	1,485	(646)	2,530	28,961	98,897	681,783	18,357	(4,286)
Realized gain (loss) on investments	(9,861)	(191,761)	15	(25,386)	74,139	245,346	74,145	(777,521)
Change in unrealized gain (loss) on investments	36,861	259,479	6,063	54,633	263,964	371,211	7,542	1,565,510

Net gain (loss) on investments	27,000	67,718	6,078	29,247	338,103	616,557	81,687	787,989
Reinvested capital gains	-	-	-	59,169	185,597	428,756	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$28,485	67,072	8,608	117,377	622,597	1,727,096	100,044	783,703

Investment Activity:	TREI2	TRMCG2	TRNAG1	VWBF	VWEM	VWHA	WRGP	WRRESP
Reinvested dividends	$36,564	-	-	19,572	2,476	1,160	10	92
Asset Charges (note 3)	(5,272)	(2,870)	(2,313)	(1,255)	(4,362)	(932)	(5)	(11)

Net investment income (loss)	31,292	(2,870)	(2,313)	18,317	(1,886)	228	5	81
Realized gain (loss) on investments	(945,526)	(375,621)	(531,219)	(10,293)	(597,170)	(315,246)	(328)	(5,452)
Change in unrealized gain (loss) on investments	1,369,475	806,503	933,131	17,153	1,643,736	406,050	913	5,367

Net gain (loss) on investments	423,949	430,882	401,912	6,860	1,046,566	90,804	585	(85)
Reinvested capital gains	-	1,405	-	-	100,108	2,300	74	-

Net increase (decrease) in contract owners’ equity resulting from operations	$455,241	429,417	399,599	25,177	1,144,788	93,332	664	(4)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	SVDF	SVOF	WIEP	WVCP	BF	SGRF	WGIP
Reinvested dividends	$-	-	17,592	6,900	1,760	-	1,128
Asset Charges (note 3)	(35)	(1,434)	(382)	(702)	(167)	(31)	(68)

Net investment income (loss)	(35)	(1,434)	17,210	6,198	1,593	(31)	1,060
Realized gain (loss) on investments	(1,454)	(177,399)	(47,382)	(160,325)	(77,331)	(45,220)	(29,636)
Change in unrealized gain (loss) on investments	6,497	422,051	64,609	226,890	71,349	41,271	36,806

Net gain (loss) on investments	5,043	244,652	17,227	66,565	(5,982)	(3,949)	7,170
Reinvested capital gains	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,008	243,218	34,437	72,763	(4,389)	(3,980)	8,230

See accompanying notes to financial statements.	(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		MLVLC2		CVSSE		CSIEF3
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$2,228,467	3,984,843	(15)	(94)	15	(28)	(66)	-
Realized gain (loss) on investments	(24,016,545)	(26,754,907)	(13,011)	12,305	(2,053)	(919)	-	-
Change in unrealized gain (loss) on investments	46,697,670	(61,048,617)	10,873	(10,782)	5,853	(3,994)	5,240	-
Reinvested capital gains	2,874,302	10,791,336	-	719	583	96	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	27,783,894	(73,027,345)	(2,153)	2,148	4,398	(4,845)	5,174	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,702,445	2,430,064	2	-	132	12	-	-
Transfers between funds	-	-	(21,973)	27,505	3,830	8,067	481,678	-
Surrenders (note 6)	(12,628,568)	(27,457,393)	(220)	-	(5,280)	(2,403)	-	-
Death benefits (note 4)	(498,711)	(335,860)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,495,526)	(4,189,801)	(110)	(4,732)	(282)	(127)	-	-
Adjustments to maintain reserves	(25,264)	(16,664)	5	(25)	8	(10)	5	-

Net equity transactions	(14,945,624)	(29,569,654)	(22,296)	22,748	(1,592)	5,539	481,683	-

Net change in contract owners’ equity	12,838,270	(102,596,999)	(24,449)	24,896	2,806	694	486,857	-
Contract owners’ equity beginning of period	166,504,391	269,101,390	24,896	-	9,378	8,684	-	-

Contract owners’ equity end of period	$179,342,661	166,504,391	447	24,896	12,184	9,378	486,857	-

CHANGES IN UNITS:
Beginning units	16,007,715	18,226,982	2,858	-	870	516	-	-
Units purchased	1,768,927	3,984,077	1	3,226	417	540	48,168	-
Units redeemed	(3,233,592)	(6,203,344)	(2,817)	(368)	(443)	(186)	-	-

Ending units	14,543,050	16,007,715	42	2,858	844	870	48,168	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WSCP		OGGO		JABS		JACAS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$4,566	(690)	(3,006)	(3,666)	2,801	7,870	(2,116)	(6,148)
Realized gain (loss) on investments	(74,651)	(7,745)	(282,594)	(346,536)	10,009	29,883	109,176	(1,168,345)
Change in unrealized gain (loss) on investments	188,972	(205,511)	731,524	(755,339)	4,176	(118,778)	38,846	(77,653)
Reinvested capital gains	-	-	-	284,805	3,338	38,240	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	118,887	(213,946)	445,924	(820,736)	20,324	(42,785)	145,906	(1,252,146)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	110	-	-	(134)	17	612	(4,853)	702
Transfers between funds	30,234	222,657	(126,806)	256,085	78,468	108,821	(11,554)	1,085,960
Surrenders (note 6)	-	-	-	-	(53,666)	(519,271)	(11,000)	(24,397)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(23,884)	(15,146)	(15,378)	(16,483)	(3,284)	(3,597)	(12,322)	(56,613)
Adjustments to maintain reserves	1	(14)	19	(94)	28	(56)	3	(46)

Net equity transactions	6,461	207,497	(142,165)	239,374	21,563	(413,491)	(39,726)	1,005,606

Net change in contract owners’ equity	125,348	(6,449)	303,759	(581,362)	41,887	(456,276)	106,180	(246,540)
Contract owners’ equity beginning of period	476,437	482,886	1,085,876	1,667,238	56,935	513,211	95,657	342,197

Contract owners’ equity end of period	$601,785	476,437	1,389,635	1,085,876	98,822	56,935	201,837	95,657

CHANGES IN UNITS:
Beginning units	74,511	49,268	92,476	79,618	4,248	32,062	13,634	27,102
Units purchased	4,870	27,065	49	20,416	5,228	6,744	369	3,913
Units redeemed	(3,699)	(1,822)	(9,582)	(7,558)	(3,590)	(34,558)	5,747	(17,381)

Ending units	75,682	74,511	82,943	92,476	5,886	4,248	19,750	13,634

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JAGTS		JAIGS		LOVMCV		MVRISC
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(2,254)	(779)	3,195	59,210	198	445	5,068	(331)
Realized gain (loss) on investments	(91,631)	3,494	139,480	222,114	(5,274)	(5,938)	(50,213)	(1,981)
Change in unrealized gain (loss) on investments	441,935	(292,937)	969,257	(2,174,352)	45,153	(13,096)	160,392	(160,397)
Reinvested capital gains	-	-	54,968	349,061	-	1,749	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	348,050	(290,222)	1,166,900	(1,543,967)	40,077	(16,840)	115,247	(162,709)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,328	(4)	75,650	75,771	163	(25)	-	-
Transfers between funds	1,138,645	132,421	466,651	(104,280)	95,082	15,918	(371,484)	527,491
Surrenders (note 6)	(71,951)	(35,000)	(11,011)	(80,988)	(56,771)	(6,198)	-	-
Death benefits (note 4)	(661)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,386)	(8,527)	(42,425)	(36,888)	(2,435)	(405)	(15,177)	(5,314)
Adjustments to maintain reserves	7	(22)	1	(85)	4	(28)	2	(1)

Net equity transactions	1,057,982	88,868	488,866	(146,470)	36,043	9,262	(386,659)	522,176

Net change in contract owners’ equity	1,406,032	(201,354)	1,655,766	(1,690,437)	76,120	(7,578)	(271,412)	359,467
Contract owners’ equity beginning of period	370,910	572,264	1,335,014	3,025,451	29,107	36,685	359,467	-

Contract owners’ equity end of period	$1,776,942	370,910	2,990,780	1,335,014	105,227	29,107	88,055	359,467

CHANGES IN UNITS:
Beginning units	128,813	111,074	153,642	165,920	3,801	2,898	59,353	-
Units purchased	287,104	29,101	43,509	9,316	14,264	1,608	-	60,172
Units redeemed	(21,609)	(11,362)	(4,457)	(21,594)	(7,185)	(705)	(48,190)	(819)

Ending units	394,308	128,813	192,694	153,642	10,880	3,801	11,163	59,353

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MVFSC		MVIVSC		MSEM		MSVMG
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(38)	-	(330)	-	1,664	13,934	(250)	1,252
Realized gain (loss) on investments	(7)	-	(221)	-	(30,061)	(13,752)	(102,437)	(10,770)
Change in unrealized gain (loss) on investments	1,468	-	(20,709)	-	33,329	(32,112)	153,546	(193,335)
Reinvested capital gains	-	-	-	-	-	8,410	-	61,179

Net increase (decrease) in contract owners’ equity resulting from operations	1,423	-	(21,260)	-	4,932	(23,520)	50,859	(141,674)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	(49)	(3)	6	-
Transfers between funds	77,000	-	1,590,045	-	(99,421)	(27,249)	(114,073)	(77,305)
Surrenders (note 6)	-	-	-	-	(1,760)	(173,848)	(2,640)	(1,200)
Death benefits (note 4)	-	-	-	-	-	-	(335)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(481)	-	(1,407)	-	(1,076)	(5,665)	(1,495)	(6,138)
Adjustments to maintain reserves	(1)	-	(4)	-	-	(41)	-	(22)

Net equity transactions	76,518	-	1,588,634	-	(102,306)	(206,806)	(118,537)	(84,665)

Net change in contract owners’ equity	77,941	-	1,567,374	-	(97,374)	(230,326)	(67,678)	(226,339)
Contract owners’ equity beginning of period	-	-	-	-	120,968	351,294	142,106	368,445

Contract owners’ equity end of period	$77,941	-	1,567,374	-	23,594	120,968	74,428	142,106

CHANGES IN UNITS:
Beginning units	-	-	-	-	6,666	16,418	23,748	32,696
Units purchased	9,743	-	119,220	-	124	737	554	1,235
Units redeemed	(62)	-	(106)	-	(5,789)	(10,489)	(16,393)	(10,183)

Ending units	9,681	-	119,114	-	1,001	6,666	7,909	23,748

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MSVRE		HIBF		GEM		GVGU1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$19,103	44,286	177,499	199,250	8,239	11,053	226	318
Realized gain (loss) on investments	(344,626)	(1,194,967)	(351,998)	(224,491)	(50,751)	(1,510)	(55,444)	(2,076)
Change in unrealized gain (loss) on investments	549,058	7,747	944,789	(708,168)	436,186	(1,142,636)	5,543	(2,310)
Reinvested capital gains	-	543,589	-	-	-	252,869	-	220

Net increase (decrease) in contract owners’ equity resulting from operations	223,535	(599,345)	770,290	(733,409)	393,674	(880,224)	(49,675)	(3,848)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	36,866	40,760	168,770	222,412	198,157	(11)	6,528	-
Transfers between funds	595,729	(467,717)	(22,565)	445,607	(195,963)	111,073	53,409	14,678
Surrenders (note 6)	(237,997)	(418,739)	(999,049)	(241,725)	(1,760)	(600)	(3,960)	(200)
Death benefits (note 4)	(38)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(39,438)	(76,393)	(48,636)	(40,466)	(28,352)	(17,564)	(2,503)	(197)
Adjustments to maintain reserves	4	(129)	20	(46)	(50)	(344)	29	(43)

Net equity transactions	355,126	(922,218)	(901,460)	385,782	(27,968)	92,554	53,503	14,238

Net change in contract owners’ equity	578,661	(1,521,563)	(131,170)	(347,627)	365,706	(787,670)	3,828	10,390
Contract owners’ equity beginning of period	710,405	2,231,968	1,691,335	2,038,962	640,687	1,428,357	12,531	2,141

Contract owners’ equity end of period	$1,289,066	710,405	1,560,165	1,691,335	1,006,393	640,687	16,359	12,531

CHANGES IN UNITS:
Beginning units	40,876	79,550	149,549	129,508	41,975	39,428	770	88
Units purchased	34,781	4,669	12,601	44,544	674	3,362	846	748
Units redeemed	(17,726)	(43,343)	(67,425)	(24,503)	(2,175)	(815)	(683)	(66)

Ending units	57,931	40,876	94,725	149,549	40,474	41,975	933	770

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GIG		GEF		TRF		GVGF1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$1,024	3,933	1,358	1,838	4,678	9,015	263	7,508
Realized gain (loss) on investments	(128,981)	31,329	(202,788)	30,757	(473,524)	(22,870)	(12,657)	(452,410)
Change in unrealized gain (loss) on investments	146,729	(290,379)	238,213	(337,220)	533,947	(525,797)	22,015	208,666
Reinvested capital gains	-	53,700	-	73,011	-	139,565	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	18,772	(201,417)	36,783	(231,614)	65,101	(400,087)	9,621	(236,236)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(299)	(1)	(315)	444	14,744	174,783	704	-
Transfers between funds	(141,159)	(69,610)	(81,503)	94,848	(450,062)	17,891	3,302	(828,392)
Surrenders (note 6)	(5,500)	(5,010)	-	(219,555)	(220)	(1,234)	(5,720)	(3,000)
Death benefits (note 4)	(357)	-	(358)	-	(264)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,891)	(8,619)	(9,423)	(12,793)	(8,514)	(16,608)	(1,033)	(16,766)
Adjustments to maintain reserves	8	(25)	10	(15)	11	(34)	5	(46)

Net equity transactions	(149,198)	(83,265)	(91,589)	(137,071)	(444,305)	174,798	(2,742)	(848,204)

Net change in contract owners’ equity	(130,426)	(284,682)	(54,806)	(368,685)	(379,204)	(225,289)	6,879	(1,084,440)
Contract owners’ equity beginning of period	209,558	494,240	244,159	612,844	578,138	803,427	26,272	1,110,712

Contract owners’ equity end of period	$79,132	209,558	189,353	244,159	198,934	578,138	33,151	26,272

CHANGES IN UNITS:
Beginning units	23,223	29,472	23,402	32,612	70,839	57,392	2,534	57,414
Units purchased	454	1,037	13	5,453	1,792	15,017	470	137
Units redeemed	(16,900)	(7,286)	(8,860)	(14,663)	(53,252)	(1,570)	(571)	(55,017)

Ending units	6,777	23,223	14,555	23,402	19,379	70,839	2,433	2,534

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GBF		CAF		GVGH1		GVIX2
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$122,435	194,160	178	9	104	(841)	95,791	112,965
Realized gain (loss) on investments	97,834	6,983	(35,378)	14,370	(17,983)	(568,128)	(295,916)	(1,194,278)
Change in unrealized gain (loss) on investments	(200,504)	147,808	50,075	(99,669)	31,206	(22,404)	1,248,997	(2,775,626)
Reinvested capital gains	62,048	-	-	-	-	172,498	-	10,208

Net increase (decrease) in contract owners’ equity resulting from operations	81,813	348,951	14,875	(85,290)	13,327	(418,875)	1,048,872	(3,846,731)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	246,431	46,477	(49)	-	(1,523)	51	217	(14,998)
Transfers between funds	(209,011)	2,134,774	(56,134)	(165,822)	(45,578)	555,437	(139,033)	(900,695)
Surrenders (note 6)	(815,543)	(1,038,432)	(220)	(53,778)	(12,760)	(8,600)	(1,816)	(13,861)
Death benefits (note 4)	(980)	-	(112)	-	(143)	-	-	(32,214)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(249,474)	(199,942)	(1,402)	(4,045)	(2,945)	(4,072)	(28,204)	(46,326)
Adjustments to maintain reserves	44	(120)	5	(12)	11	(40)	11	(159)

Net equity transactions	(1,028,533)	942,757	(57,912)	(223,657)	(62,938)	542,776	(168,825)	(1,008,253)

Net change in contract owners’ equity	(946,720)	1,291,708	(43,037)	(308,947)	(49,611)	123,901	880,047	(4,854,984)
Contract owners’ equity beginning of period	5,171,802	3,880,094	79,818	388,765	141,931	18,030	3,718,386	8,573,370

Contract owners’ equity end of period	$4,225,082	5,171,802	36,781	79,818	92,320	141,931	4,598,433	3,718,386

CHANGES IN UNITS:
Beginning units	292,686	235,958	15,651	46,608	12,452	1,180	647,080	847,102
Units purchased	14,682	132,627	63	688	9	12,256	7,691	182
Units redeemed	(73,936)	(75,899)	(10,297)	(31,645)	(5,647)	(984)	(31,185)	(200,204)

Ending units	233,432	292,686	5,417	15,651	6,814	12,452	623,586	647,080

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVIDA		GVIDC		GVIDM		GVDMA
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$28	34	69	9,852	8,042	18,918	802	2,788
Realized gain (loss) on investments	(735)	(550)	(225)	(39,664)	(120,979)	(32,037)	(56,223)	(15,893)
Change in unrealized gain (loss) on investments	1,669	(715)	506	89	217,573	(236,826)	58,639	(44,058)
Reinvested capital gains	167	383	23	81	16,337	58,568	1,395	12,515

Net increase (decrease) in contract owners’ equity resulting from operations	1,129	(848)	373	(29,642)	120,973	(191,377)	4,613	(44,648)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	10	-	-	-	(1,149)	2,212	9	(3)
Transfers between funds	1,097	3,204	(87)	1,156,584	146,310	(175,398)	(63,361)	70,914
Surrenders (note 6)	(880)	(200)	-	(1,226,641)	(24,419)	(90,033)	(14,300)	(24,800)
Death benefits (note 4)	-	-	-	-	(6,421)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(96)	(32)	(199)	(3,213)	(31,394)	(25,274)	(1,597)	(1,387)
Adjustments to maintain reserves	19	(14)	7	(24)	(3,866)	(3,875)	8	(28)

Net equity transactions	150	2,958	(279)	(73,294)	79,061	(292,368)	(79,241)	44,696

Net change in contract owners’ equity	1,279	2,110	94	(102,936)	200,034	(483,745)	(74,628)	48
Contract owners’ equity beginning of period	2,110	-	4,362	107,298	464,215	947,960	112,711	112,663

Contract owners’ equity end of period	$3,389	2,110	4,456	4,362	664,249	464,215	38,083	112,711

CHANGES IN UNITS:
Beginning units	203	-	360	8,302	41,282	64,586	10,411	7,122
Units purchased	141	223	-	89,125	23,506	770	2	5,344
Units redeemed	(87)	(20)	(22)	(97,067)	(15,081)	(24,074)	(7,578)	(2,055)

Ending units	257	203	338	360	49,707	41,282	2,835	10,411

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVDMC		GVUS1		MCIF		SAM
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$78	102	25	33	33,446	66,505	(700)	6,473
Realized gain (loss) on investments	(501)	(319)	(3,628)	(356)	(570,947)	(1,395,715)	-	-
Change in unrealized gain (loss) on investments	1,144	(564)	5,779	(3,561)	1,900,123	(1,937,561)	-	-
Reinvested capital gains	72	194	-	-	134,152	414,799	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	793	(587)	2,176	(3,884)	1,496,774	(2,851,972)	(700)	6,473

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	1	10,027	(8,880)	-	-
Transfers between funds	1,483	3,051	932	8,775	(205,156)	6,128	1,853	-
Surrenders (note 6)	(1,320)	(400)	(220)	-	(149,320)	(698,654)	-	(68,853)
Death benefits (note 4)	-	-	-	-	-	(29,214)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(164)	(59)	(232)	(116)	(35,499)	(44,995)	(6,042)	(5,167)
Adjustments to maintain reserves	14	(30)	5	(2)	22	(143)	(1,852)	(21)

Net equity transactions	13	2,562	485	8,658	(379,926)	(775,758)	(6,041)	(74,041)

Net change in contract owners’ equity	806	1,975	2,661	4,774	1,116,848	(3,627,730)	(6,741)	(67,568)
Contract owners’ equity beginning of period	4,141	2,166	4,774	-	3,830,689	7,458,419	340,972	408,540

Contract owners’ equity end of period	$4,947	4,141	7,435	4,774	4,947,537	3,830,689	334,231	340,972

CHANGES IN UNITS:
Beginning units	352	156	539	-	337,412	411,856	24,937	30,416
Units purchased	134	235	134	549	7,370	29,597	-	-
Units redeemed	(118)	(39)	(44)	(10)	(24,588)	(104,041)	(442)	(5,479)

Ending units	368	352	629	539	320,194	337,412	24,495	24,937

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SAM5		NVMMG1		SCGF		SCVF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(106,565)	785,830	(37)	-	(556)	(1,276)	6,415	33,909
Realized gain (loss) on investments	-	-	1,237	-	(90,033)	(7,064)	(1,157,085)	(512,939)
Change in unrealized gain (loss) on investments	-	-	3,664	-	138,143	(341,266)	1,624,947	(957,633)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(106,565)	785,830	4,864	-	47,554	(349,606)	474,277	(1,436,663)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	79,224	162,230	1,028	-	1,133	3,386	3,147	7,979
Transfers between funds	3,640,511	27,805,288	14,697	-	(71,571)	(152,952)	70,468	(679,471)
Surrenders (note 6)	(4,899,292)	(5,191,410)	-	-	(14,431)	(93,164)	(32,034)	(162,899)
Death benefits (note 4)	(367,411)	(116,166)	-	-	(231)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(799,110)	(830,189)	(557)	-	(6,205)	(10,974)	(126,518)	(125,992)
Adjustments to maintain reserves	62,702	62,172	1	-	4	(71)	(1)	(462)

Net equity transactions	(2,283,376)	21,891,925	15,169	-	(91,301)	(253,775)	(84,938)	(960,845)

Net change in contract owners’ equity	(2,389,941)	22,677,755	20,033	-	(43,747)	(603,381)	389,339	(2,397,508)
Contract owners’ equity beginning of period	59,440,376	36,762,621	-	-	269,347	872,728	2,820,303	5,217,811

Contract owners’ equity end of period	$57,050,435	59,440,376	20,033	-	225,600	269,347	3,209,642	2,820,303

CHANGES IN UNITS:
Beginning units	5,146,690	3,244,676	-	-	27,020	46,794	180,386	225,868
Units purchased	434,696	2,437,235	3,347	-	145	774	1,756	403
Units redeemed	(632,157)	(535,221)	(827)	-	(9,365)	(20,548)	(19,086)	(45,885)

Ending units	4,949,229	5,146,690	2,520	-	17,800	27,020	163,056	180,386

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SCF		MSBF		GGTC		GVUG1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$405	28,128	63,547	95,348	(283)	(672)	(27)	(40)
Realized gain (loss) on investments	(1,426,170)	(1,896,535)	(99,122)	(352,188)	(155,752)	(27,906)	(3,617)	4,451
Change in unrealized gain (loss) on investments	2,004,256	(1,430,616)	170,594	(148,918)	199,787	(188,677)	7,382	(17,044)
Reinvested capital gains	-	1,001,038	-	46,080	-	40,439	-	2,775

Net increase (decrease) in contract owners’ equity resulting from operations	578,491	(2,297,985)	135,019	(359,678)	43,752	(176,816)	3,738	(9,858)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	12,800	40,721	251	2,900	(426)	(1)	-	-
Transfers between funds	(202,495)	(608,148)	52,487	(1,105,462)	(105,522)	(6,234)	(45,908)	(11,815)
Surrenders (note 6)	(569,383)	(1,288,969)	(9,858)	(52,477)	-	(4,000)	(220)	-
Death benefits (note 4)	(9,181)	-	(8,734)	-	(440)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(95,833)	(133,499)	(30,407)	(34,546)	(1,415)	(5,986)	(559)	(279)
Adjustments to maintain reserves	(11,214)	(9,384)	(8,623)	(3,811)	(2)	(12)	12	(42)

Net equity transactions	(875,306)	(1,999,279)	(4,884)	(1,193,396)	(107,805)	(16,233)	(46,675)	(12,136)

Net change in contract owners’ equity	(296,815)	(4,297,264)	130,135	(1,553,074)	(64,053)	(193,049)	(42,937)	(21,994)
Contract owners’ equity beginning of period	2,439,779	6,737,043	677,799	2,230,873	174,434	367,483	54,858	76,852

Contract owners’ equity end of period	$2,142,964	2,439,779	807,934	677,799	110,381	174,434	11,921	54,858

CHANGES IN UNITS:
Beginning units	171,083	291,298	52,365	142,194	81,631	88,224	4,939	4,052
Units purchased	1,227	2,865	1,945	699	-	3,004	48	909
Units redeemed	(60,474)	(123,080)	(4,000)	(90,528)	(47,666)	(9,597)	(4,132)	(22)

Ending units	111,836	171,083	50,310	52,365	33,965	81,631	855	4,939

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	EIF		AMTB		AVBVI		AVCDI
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$514	5,245	6,841	3,561	12,939	41	(5)	-
Realized gain (loss) on investments	(24,157)	(117,408)	(6,138)	(189)	(828)	(786)	(757)	(6)
Change in unrealized gain (loss) on investments	37,505	4,866	10,629	(10,500)	34,709	(2,030)	1,560	(1,077)
Reinvested capital gains	-	5,314	-	-	-	1,043	-	292

Net increase (decrease) in contract owners’ equity resulting from operations	13,862	(101,983)	11,332	(7,128)	46,820	(1,732)	798	(791)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(93)	(7)	-	-	13	(1)	-	-
Transfers between funds	(13,124)	(131,608)	(6,498)	102,898	921,706	6,502	173	2,298
Surrenders (note 6)	(1,540)	(93,007)	-	-	(220)	(3,226)	-	-
Death benefits (note 4)	(39)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,738)	(4,541)	(4,643)	(1,292)	(2,576)	(121)	(90)	(29)
Adjustments to maintain reserves	6	(12)	9	(10)	20	(75)	(5)	(4)

Net equity transactions	(17,528)	(229,175)	(11,132)	101,596	918,943	3,079	78	2,265

Net change in contract owners’ equity	(3,666)	(331,158)	200	94,468	965,763	1,347	876	1,474
Contract owners’ equity beginning of period	59,454	390,612	94,468	-	3,696	2,349	1,474	-

Contract owners’ equity end of period	$55,788	59,454	94,668	94,468	969,459	3,696	2,350	1,474

CHANGES IN UNITS:
Beginning units	7,188	29,682	8,537	-	438	134	130	-
Units purchased	-	947	-	8,649	77,634	536	23	132
Units redeemed	(1,928)	(23,441)	(969)	(112)	(246)	(232)	(7)	(2)

Ending units	5,260	7,188	7,568	8,537	77,826	438	146	130

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AVIE		ALVGIA		ALVIVA		ACVB
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$363	22	966	9,212	52,706	88,524	12,328	(235)
Realized gain (loss) on investments	(731)	(1,173)	(24,104)	(112,615)	(2,799,847)	(2,191,342)	(20,618)	(584)
Change in unrealized gain (loss) on investments	2,842	(1,845)	25,445	(20,339)	4,645,879	(5,756,662)	38,218	(32,791)
Reinvested capital gains	-	75	-	82,265	-	605,647	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,474	(2,921)	2,307	(41,477)	1,898,738	(7,253,833)	29,928	(33,610)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	(147)	664	119,231	217,142	-	-
Transfers between funds	23,480	(379)	(28,319)	63,414	(2,340,958)	1,298,281	7,205	254,566
Surrenders (note 6)	-	-	(220)	(35,095)	(11,048)	(89,492)	-	-
Death benefits (note 4)	-	-	-	-	-	(28,450)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(332)	(104)	(2,161)	(5,559)	(65,938)	(89,865)	(10,708)	(3,249)
Adjustments to maintain reserves	9	(26)	11	(70)	8	(264)	9	(4)

Net equity transactions	23,157	(509)	(30,836)	23,354	(2,298,705)	1,307,352	(3,494)	251,313

Net change in contract owners’ equity	25,631	(3,430)	(28,529)	(18,123)	(399,967)	(5,946,481)	26,434	217,703
Contract owners’ equity beginning of period	4,040	7,470	55,017	73,140	5,919,211	11,865,692	217,703	-

Contract owners’ equity end of period	$29,671	4,040	26,488	55,017	5,519,244	5,919,211	244,137	217,703

CHANGES IN UNITS:
Beginning units	331	364	4,917	3,874	1,059,468	992,016	19,854	-
Units purchased	1,495	338	56	3,700	19,746	154,527	438	20,131
Units redeemed	(24)	(371)	(3,009)	(2,657)	(344,418)	(87,075)	(964)	(277)

Ending units	1,802	331	1,964	4,917	734,796	1,059,468	19,328	19,854

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVCA		ACVIG		ACVI		ACVU1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$2,321	(3,122)	17,304	27,413	28,359	18,596	219	(674)
Realized gain (loss) on investments	(10,747)	626,047	(111,911)	(605,667)	(214,243)	139,108	(69,987)	(29,758)
Change in unrealized gain (loss) on investments	116,616	(1,190,082)	147,360	(203,430)	589,951	(2,032,312)	118,929	(153,994)
Reinvested capital gains	-	142,566	-	184,741	-	302,511	-	43,088

Net increase (decrease) in contract owners’ equity resulting from operations	108,190	(424,591)	52,753	(596,943)	404,067	(1,572,097)	49,161	(141,338)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	4,615	11,824	632	2,072	52	1
Transfers between funds	(21,163)	(1,461,993)	(1,752)	(75,521)	(137,511)	(694,332)	(43,779)	83,586
Surrenders (note 6)	-	-	(81,482)	(713,329)	(202,462)	(199,367)	(80,531)	(56,504)
Death benefits (note 4)	-	-	-	-	(559)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(16,383)	(40,154)	(8,661)	(18,903)	(48,004)	(64,609)	(4,520)	(3,122)
Adjustments to maintain reserves	1	(45)	19	(71)	28	(164)	16	(67)

Net equity transactions	(37,545)	(1,502,192)	(87,261)	(796,000)	(387,876)	(956,400)	(128,762)	23,894

Net change in contract owners’ equity	70,645	(1,926,783)	(34,508)	(1,392,943)	16,191	(2,528,497)	(79,601)	(117,444)
Contract owners’ equity beginning of period	307,548	2,234,331	468,727	1,861,670	1,524,090	4,052,587	221,428	338,872

Contract owners’ equity end of period	$378,193	307,548	434,219	468,727	1,540,281	1,524,090	141,827	221,428

CHANGES IN UNITS:
Beginning units	23,619	92,114	48,311	125,202	157,362	230,300	28,954	25,866
Units purchased	-	-	518	1,576	87	739	240	9,445
Units redeemed	(2,377)	(68,495)	(10,838)	(78,467)	(38,261)	(73,677)	(15,369)	(6,357)

Ending units	21,242	23,619	37,991	48,311	119,188	157,362	13,825	28,954

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVV		ACVVS1		DVMCS		DVSCS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$47,849	37,126	(78)	(43)	439	(23)	90,485	37,880
Realized gain (loss) on investments	(222,337)	(432,270)	(9,797)	(1,183)	9,204	101	(802,452)	(1,374,744)
Change in unrealized gain (loss) on investments	361,947	(95,032)	17,235	(18,035)	4,055	(48)	1,028,026	(1,816,930)
Reinvested capital gains	-	211,423	-	92	-	-	669,244	873,620

Net increase (decrease) in contract owners’ equity resulting from operations	187,459	(278,753)	7,360	(19,169)	13,698	30	985,303	(2,280,174)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,352	22	66	-	(1)	-	(376)	(10,702)
Transfers between funds	288,995	(860,127)	1,274	47,920	(8,711)	52,274	24,517	(850,386)
Surrenders (note 6)	(71,672)	(204,076)	(1,320)	(600)	(220)	-	(15,766)	(36,629)
Death benefits (note 4)	-	-	-	-	-	-	(1,522)	(32,837)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(28,716)	(18,134)	(1,397)	(563)	(593)	(152)	(31,625)	(48,278)
Adjustments to maintain reserves	5	(57)	14	(22)	21	(16)	(1,479)	(185)

Net equity transactions	190,964	(1,082,372)	(1,363)	46,735	(9,504)	52,106	(26,251)	(979,017)

Net change in contract owners’ equity	378,423	(1,361,125)	5,997	27,566	4,194	52,136	959,052	(3,259,191)
Contract owners’ equity beginning of period	547,642	1,908,767	28,676	1,110	52,136	-	3,921,231	7,180,422

Contract owners’ equity end of period	$926,065	547,642	34,673	28,676	56,330	52,136	4,880,283	3,921,231

CHANGES IN UNITS:
Beginning units	40,598	103,354	3,225	64	4,948	-	366,200	462,348
Units purchased	35,859	1,475	182	3,264	48	4,961	27,570	2,123
Units redeemed	(19,039)	(64,231)	(215)	(103)	(1,041)	(13)	(28,553)	(98,271)

Ending units	57,418	40,598	3,192	3,225	3,955	4,948	365,217	366,200

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DSIF		DSRG		DCAP		DGI
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$293,887	482,516	817	420	8,653	19,513	1,338	475
Realized gain (loss) on investments	(2,240,109)	46,176	(15,498)	(5,163)	(284,767)	(71,000)	(18,165)	(916)
Change in unrealized gain (loss) on investments	4,761,978	(11,491,906)	32,812	(33,012)	309,269	(359,294)	45,660	(45,051)
Reinvested capital gains	1,001,574	-	-	-	28,264	81,928	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,817,330	(10,963,214)	18,131	(37,755)	61,419	(328,853)	28,833	(45,492)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	287,785	366,500	(471)	-	1,486	1,837	-	-
Transfers between funds	(1,863,454)	(7,764,654)	(20,481)	(106)	137,578	(27,480)	3,659	157,284
Surrenders (note 6)	(590,643)	(1,331,313)	(31,680)	(3,801)	(512,334)	(202,679)	-	-
Death benefits (note 4)	(7,991)	(55,719)	(114)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(306,675)	(375,428)	(1,139)	(1,818)	(12,791)	(18,653)	(5,575)	(1,870)
Adjustments to maintain reserves	(7,467)	(9,531)	5	(16)	1	(72)	(3)	(2)

Net equity transactions	(2,488,445)	(9,170,145)	(53,880)	(5,741)	(386,060)	(247,047)	(1,919)	155,412

Net change in contract owners’ equity	1,328,885	(20,133,359)	(35,749)	(43,496)	(324,641)	(575,900)	26,914	109,920
Contract owners’ equity beginning of period	16,204,983	36,338,342	69,739	113,235	675,394	1,251,294	109,920	-

Contract owners’ equity end of period	$17,533,868	16,204,983	33,990	69,739	350,753	675,394	136,834	109,920

CHANGES IN UNITS:
Beginning units	1,888,098	2,684,870	9,406	9,990	64,235	83,636	15,012	-
Units purchased	85,609	33,835	11	466	13,337	1,673	269	15,228
Units redeemed	(342,579)	(830,607)	(5,981)	(1,050)	(50,285)	(21,074)	(734)	(216)

Ending units	1,631,128	1,888,098	3,436	9,406	27,287	64,235	14,547	15,012

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DVIV		SVSHEB		FQB		FEIP
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$37,789	43,430	5,473	4,993	33,502	27,624	531	856
Realized gain (loss) on investments	(257,158)	(341,546)	(93,486)	(26,988)	(198,795)	(14,106)	(7,213)	(2,254)
Change in unrealized gain (loss) on investments	486,381	(702,840)	117,780	(125,410)	78,554	(57,277)	14,558	(11,830)
Reinvested capital gains	-	360,768	-	39,543	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	267,012	(640,188)	29,767	(107,862)	(86,739)	(43,759)	7,876	(13,228)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(2,504)	(424)	-	-	1,788	2,615	-	-
Transfers between funds	(143,959)	(492,053)	(13,348)	(2,875)	225,851	145,984	(551)	38,127
Surrenders (note 6)	(2,665)	(63,710)	(146,009)	-	(222,602)	(102,691)	-	-
Death benefits (note 4)	(7,878)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(39,428)	(43,374)	(3,594)	(4,156)	(37,227)	(12,559)	(1,103)	(621)
Adjustments to maintain reserves	(9,054)	(3,757)	(2)	(13)	25	(70)	3	(4)

Net equity transactions	(205,488)	(603,318)	(162,953)	(7,044)	(32,165)	33,279	(1,651)	37,502

Net change in contract owners’ equity	61,524	(1,243,506)	(133,186)	(114,906)	(118,904)	(10,480)	6,225	24,274
Contract owners’ equity beginning of period	944,736	2,188,242	133,186	248,092	542,537	553,017	24,274	-

Contract owners’ equity end of period	$1,006,260	944,736	-	133,186	423,633	542,537	30,499	24,274

CHANGES IN UNITS:
Beginning units	69,377	100,470	22,579	22,588	38,637	36,422	2,879	-
Units purchased	-	-	37	497	2,209	9,894	-	2,939
Units redeemed	(12,816)	(31,093)	(22,616)	(506)	(15,733)	(7,679)	(94)	(60)

Ending units	56,561	69,377	-	22,579	25,113	38,637	2,785	2,879

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FHIP		FAMP		FCP		FCS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$2,308	2,118	74,116	106,284	1,092	1,048	23,885	31,875
Realized gain (loss) on investments	(1,827)	(449)	(401,956)	(53,368)	(12,988)	(3,372)	(1,763,406)	(2,220,930)
Change in unrealized gain (loss) on investments	9,266	(7,648)	1,293,422	(1,887,052)	43,074	(40,516)	2,379,087	(859,193)
Reinvested capital gains	-	-	5,847	448,843	27	-	636	189,352

Net increase (decrease) in contract owners’ equity resulting from operations	9,747	(5,979)	971,429	(1,385,293)	31,205	(42,840)	640,202	(2,858,896)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	223,119	235,687
Transfers between funds	5,907	25,338	(295,666)	(29,600)	1,914	127,318	(490,496)	(920,024)
Surrenders (note 6)	-	-	-	-	-	-	(470,873)	(1,741,729)
Death benefits (note 4)	-	-	-	-	-	-	(1,894)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,225)	(357)	(176,903)	(149,273)	(4,190)	(1,751)	(71,910)	(105,231)
Adjustments to maintain reserves	5	-	5	(113)	4	-	22	(222)

Net equity transactions	4,687	24,981	(472,564)	(178,986)	(2,272)	125,567	(812,032)	(2,531,519)

Net change in contract owners’ equity	14,434	19,002	498,865	(1,564,279)	28,933	82,727	(171,830)	(5,390,415)
Contract owners’ equity beginning of period	19,002	-	3,386,568	4,950,847	82,727	-	2,484,169	7,874,584

Contract owners’ equity end of period	$33,436	19,002	3,885,433	3,386,568	111,660	82,727	2,312,339	2,484,169

CHANGES IN UNITS:
Beginning units	1,726	-	339,211	352,600	7,839	-	187,543	340,330
Units purchased	481	1,754	-	-	341	7,978	11,114	13,440
Units redeemed	(92)	(28)	(37,030)	(13,389)	(364)	(139)	(69,658)	(166,227)

Ending units	2,115	1,726	302,181	339,211	7,816	7,839	128,999	187,543

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FEIS		FGOP		FGOS		FGP
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$9,412	42,216	16	37	960	1,076	137	618
Realized gain (loss) on investments	(918,085)	(542,271)	(3,596)	(3,124)	(16,723)	24,132	(2,992)	(284)
Change in unrealized gain (loss) on investments	1,056,295	(641,624)	6,307	(6,095)	289,174	(818,232)	19,826	(53,952)
Reinvested capital gains	-	2,642	-	-	-	-	58	-

Net increase (decrease) in contract owners’ equity resulting from operations	147,622	(1,139,037)	2,727	(9,182)	273,411	(793,024)	17,029	(53,618)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,844	11,285	-	-	(3)	(1)	-	-
Transfers between funds	(498,429)	(155,618)	(1,269)	16,700	8,456	109,040	(423)	46,392
Surrenders (note 6)	(362,715)	(327,132)	-	-	(6,795)	(104,125)	-	-
Death benefits (note 4)	(1,589)	-	-	-	(38)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(13,032)	(42,664)	(330)	(238)	(48,065)	(54,921)	(2,826)	(2,056)
Adjustments to maintain reserves	2	(99)	-	(2)	6	(67)	-	(15)

Net equity transactions	(870,919)	(514,228)	(1,599)	16,460	(46,439)	(50,074)	(3,249)	44,321

Net change in contract owners’ equity	(723,297)	(1,653,265)	1,128	7,278	226,972	(843,098)	13,780	(9,297)
Contract owners’ equity beginning of period	1,183,484	2,836,749	7,278	-	619,374	1,462,472	62,847	72,144

Contract owners’ equity end of period	$460,187	1,183,484	8,406	7,278	846,346	619,374	76,627	62,847

CHANGES IN UNITS:
Beginning units	126,104	172,758	1,208	-	111,197	117,700	10,255	6,204
Units purchased	710	954	-	1,237	1,828	9,866	-	4,294
Units redeemed	(89,010)	(47,608)	(249)	(29)	(8,491)	(16,369)	(484)	(243)

Ending units	37,804	126,104	959	1,208	104,534	111,197	9,771	10,255

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FGS		FHIS		FIGBS		FMCS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$172	528	18,059	118,782	4,905	1,759	2,528	577
Realized gain (loss) on investments	(357,641)	(372,016)	(26,223)	(596,738)	(1,259)	(935)	(61,125)	(307,742)
Change in unrealized gain (loss) on investments	574,030	(2,297,309)	63,110	65,237	5,136	(2,822)	305,526	(369,231)
Reinvested capital gains	668	-	-	-	215	37	3,775	254,083

Net increase (decrease) in contract owners’ equity resulting from operations	217,229	(2,668,797)	54,946	(412,719)	8,997	(1,961)	250,704	(422,313)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(2,520)	1,469	4,253	12,177	97	-	70,450	555,863
Transfers between funds	(260,481)	(14,260,567)	85,370	(52,455)	(2,263)	29,187	97,644	(1,479,589)
Surrenders (note 6)	(109,001)	(414,676)	(142,715)	(859,617)	(22,451)	(12,600)	(19,287)	(10,600)
Death benefits (note 4)	-	-	(176)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(38,972)	(141,859)	(3,295)	(18,415)	(1,662)	(709)	(20,288)	(26,828)
Adjustments to maintain reserves	5	(121)	7	(32)	4	(17)	21	(64)

Net equity transactions	(410,969)	(14,815,754)	(56,556)	(918,342)	(26,275)	15,861	128,540	(961,218)

Net change in contract owners’ equity	(193,740)	(17,484,551)	(1,610)	(1,331,061)	(17,278)	13,900	379,244	(1,383,531)
Contract owners’ equity beginning of period	964,564	18,449,115	262,537	1,593,598	67,392	53,492	458,372	1,841,903

Contract owners’ equity end of period	$770,824	964,564	260,927	262,537	50,114	67,392	837,616	458,372

CHANGES IN UNITS:
Beginning units	112,965	1,137,256	32,098	145,638	6,382	4,884	48,480	117,550
Units purchased	30	784	6,375	1,124	8	2,727	24,981	40,266
Units redeemed	(42,373)	(1,025,075)	(16,229)	(114,664)	(2,277)	(1,229)	(10,030)	(109,336)

Ending units	70,622	112,965	22,244	32,098	4,113	6,382	63,431	48,480

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FOP		FOS		FVSS		FTVSV2
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$384	668	7,146	56,474	29	79	4,996	1,493
Realized gain (loss) on investments	(3,837)	(2,568)	(556,891)	(1,043,672)	(3,946)	(1,903)	1,638	(268,314)
Change in unrealized gain (loss) on investments	8,471	(9,885)	591,983	(1,164,661)	9,978	(5,315)	60,442	30,651
Reinvested capital gains	55	-	1,716	464,092	-	372	15,965	16,803

Net increase (decrease) in contract owners’ equity resulting from operations	5,073	(11,785)	43,954	(1,687,767)	6,061	(6,767)	83,041	(219,367)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	10,715	40,725	114	-	31,550	86,786
Transfers between funds	580	30,122	(178,022)	(926,954)	1,376	15,108	(48,405)	203,542
Surrenders (note 6)	-	-	(432,838)	(1,288,068)	(1,980)	(800)	(2,640)	(1,200)
Death benefits (note 4)	-	-	(313)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(847)	(416)	(14,544)	(54,938)	(413)	(173)	(6,811)	(7,510)
Adjustments to maintain reserves	(3)	(2)	4	(161)	8	(19)	2	(14)

Net equity transactions	(270)	29,704	(614,998)	(2,229,396)	(895)	14,116	(26,304)	281,604

Net change in contract owners’ equity	4,803	17,919	(571,044)	(3,917,163)	5,166	7,349	56,737	62,237
Contract owners’ equity beginning of period	17,919	-	956,765	4,873,928	8,455	1,106	309,326	247,089

Contract owners’ equity end of period	$22,722	17,919	385,721	956,765	13,621	8,455	366,063	309,326

CHANGES IN UNITS:
Beginning units	1,918	-	95,102	271,308	1,036	66	35,891	19,156
Units purchased	96	1,956	1,100	3,761	257	1,055	3,617	19,318
Units redeemed	(87)	(38)	(65,803)	(179,967)	(230)	(85)	(6,540)	(2,583)

Ending units	1,927	1,918	30,399	95,102	1,063	1,036	32,968	35,891

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TIF2		GVMCE		BNCAI		AMTG
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$3,344	8,201	31,225	23,416	(1,492)	(3,763)	(382)	(195)
Realized gain (loss) on investments	(31,553)	(132,977)	(683,910)	(559,531)	(638,099)	(209,271)	(60,464)	(753)
Change in unrealized gain (loss) on investments	58,753	(79,271)	1,243,366	(675,145)	842,573	(531,368)	95,714	(72,024)
Reinvested capital gains	4,451	37,221	-	5,489	-	69,627	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,995	(166,826)	590,681	(1,205,771)	202,982	(674,775)	34,868	(72,972)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,821	751	(1,640)	(207)	(1,662)	760	-	-
Transfers between funds	11,595	(199,008)	(314,338)	(34,545)	(636,636)	(339,163)	(18,044)	236,436
Surrenders (note 6)	(29,260)	(112,329)	(41,422)	(278,595)	(42,471)	(116,552)	-	-
Death benefits (note 4)	-	-	(6,905)	-	(1,783)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,593)	(5,606)	(39,348)	(43,520)	(12,102)	(36,732)	(7,248)	(2,702)
Adjustments to maintain reserves	26	(70)	(4,068)	(1,095)	15	(119)	6	(4)

Net equity transactions	(20,411)	(316,262)	(407,721)	(357,962)	(694,639)	(491,806)	(25,286)	233,730

Net change in contract owners’ equity	14,584	(483,088)	182,960	(1,563,733)	(491,657)	(1,166,581)	9,582	160,758
Contract owners’ equity beginning of period	99,049	582,137	2,049,371	3,613,104	896,340	2,062,921	160,758	-

Contract owners’ equity end of period	$113,633	99,049	2,232,331	2,049,371	404,683	896,340	170,340	160,758

CHANGES IN UNITS:
Beginning units	7,350	25,692	152,977	169,352	76,410	106,768	22,768	-
Units purchased	950	1,402	3,044	3,300	83	652	-	23,082
Units redeemed	(2,132)	(19,744)	(30,562)	(19,675)	(51,491)	(31,010)	(4,215)	(314)

Ending units	6,168	7,350	125,459	152,977	25,002	76,410	18,553	22,768

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMGP		AMCG		AMTP		AMFAS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$732	930	(792)	(2,187)	9,872	3,517	(13)	(63)
Realized gain (loss) on investments	(76,125)	5,788	(238,469)	186,542	26,933	(1,101,133)	(7,372)	(6,195)
Change in unrealized gain (loss) on investments	109,080	(144,624)	314,550	(659,850)	148,588	(8,917)	7,785	(4,563)
Reinvested capital gains	-	11,249	-	-	49,597	207,199	-	728

Net increase (decrease) in contract owners’ equity resulting from operations	33,687	(126,657)	75,289	(475,495)	234,990	(899,334)	400	(10,093)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	414	917	(77)	4	265	4,081	-	(9)
Transfers between funds	(120,154)	(53,875)	(82,506)	(487,491)	(144,587)	373,605	(7,674)	29,765
Surrenders (note 6)	(220)	-	(195,549)	(207,272)	(104,721)	(520,067)	-	(30,398)
Death benefits (note 4)	(380)	-	(466)	-	(338)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,270)	(6,598)	(10,503)	(17,434)	(12,383)	(19,657)	(430)	(1,214)
Adjustments to maintain reserves	2	(31)	(5)	(36)	(1)	(57)	8	(28)

Net equity transactions	(122,608)	(59,587)	(289,106)	(712,229)	(261,765)	(162,095)	(8,096)	(1,884)

Net change in contract owners’ equity	(88,921)	(186,244)	(213,817)	(1,187,724)	(26,775)	(1,061,429)	(7,696)	(11,977)
Contract owners’ equity beginning of period	196,247	382,491	471,199	1,658,923	543,539	1,604,968	12,776	24,753

Contract owners’ equity end of period	$107,326	196,247	257,382	471,199	516,764	543,539	5,080	12,776

CHANGES IN UNITS:
Beginning units	20,227	24,678	41,787	83,106	67,495	94,644	1,398	1,636
Units purchased	66	1,024	37	656	529	18,930	14	2,165
Units redeemed	(11,742)	(5,475)	(24,436)	(41,975)	(26,806)	(46,079)	(958)	(2,403)

Ending units	8,551	20,227	17,388	41,787	41,218	67,495	454	1,398

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVMS		OVGR		OVB		OVGS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(694)	21,139	2,960	(3,527)	(619)	40,676	39,126	25,980
Realized gain (loss) on investments	(70,720)	(118,755)	(309,786)	20,311	(92,433)	(74,467)	(399,083)	(259,103)
Change in unrealized gain (loss) on investments	122,680	(160,985)	1,237,846	(2,065,190)	119,872	(142,005)	926,459	(1,036,826)
Reinvested capital gains	-	54,613	-	-	-	-	41,718	137,855

Net increase (decrease) in contract owners’ equity resulting from operations	51,266	(203,988)	931,020	(2,048,406)	26,820	(175,796)	608,220	(1,132,094)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	861	1,357	-	-	-	(145)
Transfers between funds	12,615	(482,209)	(792,878)	312,147	(5,347)	(603,086)	(188,349)	520,848
Surrenders (note 6)	-	-	(37,191)	(121,392)	-	-	-	(5,719)
Death benefits (note 4)	-	-	(1,041)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(13,144)	(19,294)	(61,944)	(70,979)	(11,771)	(22,228)	(25,067)	(22,593)
Adjustments to maintain reserves	(2)	(35)	21	(136)	2	(129)	12	(91)

Net equity transactions	(531)	(501,538)	(892,172)	120,997	(17,116)	(625,443)	(213,404)	492,300

Net change in contract owners’ equity	50,735	(705,526)	38,848	(1,927,409)	9,704	(801,239)	394,816	(639,794)
Contract owners’ equity beginning of period	249,197	954,723	2,460,439	4,387,848	255,603	1,056,842	1,798,494	2,438,288

Contract owners’ equity end of period	$299,932	249,197	2,499,287	2,460,439	265,307	255,603	2,193,310	1,798,494

CHANGES IN UNITS:
Beginning units	29,567	63,874	264,810	256,650	28,881	72,602	191,747	155,098
Units purchased	1,185	-	549	21,490	-	-	334	38,913
Units redeemed	(1,484)	(34,307)	(78,763)	(13,330)	(1,464)	(43,721)	(24,361)	(2,264)

Ending units	29,268	29,567	186,596	264,810	27,417	28,881	167,720	191,747

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVGI		OVAG		PMVAAA		PMVLDA
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$1,485	2,815	(646)	(1,512)	2,530	18,105	28,961	73,968
Realized gain (loss) on investments	(9,861)	3,320	(191,761)	(54,767)	15	(85,571)	(25,386)	(80,815)
Change in unrealized gain (loss) on investments	36,861	(72,578)	259,479	(311,434)	6,063	(68,857)	54,633	(84,885)
Reinvested capital gains	-	13,649	-	-	-	102	59,169	21,390

Net increase (decrease) in contract owners’ equity resulting from operations	28,485	(52,794)	67,072	(367,713)	8,608	(136,221)	117,377	(70,342)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	131	(4)	1,680	1,816	5,792	-	1,724	1,334
Transfers between funds	6,381	56,081	(11,333)	289,546	11,158	(3,002,652)	(44,255)	234,810
Surrenders (note 6)	(8,800)	(73,348)	(113,344)	(288,669)	(16,500)	(5,800)	(29,791)	(287,424)
Death benefits (note 4)	-	-	(157)	-	-	-	(4,507)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,231)	(2,615)	(10,850)	(14,423)	(822)	(45,471)	(20,812)	(35,929)
Adjustments to maintain reserves	2	(25)	10	(51)	10	(34)	(38)	(8,273)

Net equity transactions	(4,517)	(19,911)	(133,994)	(11,781)	(362)	(3,053,957)	(97,679)	(95,482)

Net change in contract owners’ equity	23,968	(72,705)	(66,922)	(379,494)	8,246	(3,190,178)	19,698	(165,824)
Contract owners’ equity beginning of period	86,091	158,796	337,879	717,373	30,560	3,220,738	1,300,678	1,466,502

Contract owners’ equity end of period	$110,059	86,091	270,957	337,879	38,806	30,560	1,320,376	1,300,678

CHANGES IN UNITS:
Beginning units	11,211	12,692	46,886	50,576	2,717	240,382	110,787	124,038
Units purchased	1,267	5,315	252	20,829	1,530	230	21,237	35,890
Units redeemed	(1,278)	(6,796)	(18,713)	(24,519)	(1,402)	(237,895)	(32,528)	(49,141)

Ending units	11,200	11,211	28,425	46,886	2,845	2,717	99,496	110,787

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	PMVRRA		PMVTRA		PIHYB1		ROCMC
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$98,897	216,585	681,783	539,288	18,357	3,671	(4,286)	57,362
Realized gain (loss) on investments	74,139	(409,265)	245,346	142,870	74,145	(4,452)	(777,521)	(247,926)
Change in unrealized gain (loss) on investments	263,964	(200,478)	371,211	(442,842)	7,542	(6,934)	1,565,510	(1,390,916)
Reinvested capital gains	185,597	4,534	428,756	220,736	-	9	-	269,577

Net increase (decrease) in contract owners’ equity resulting from operations	622,597	(388,624)	1,727,096	460,052	100,044	(7,706)	783,703	(1,311,903)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	28,060	31,146	10,408	14,016	450	-	29,360	71,796
Transfers between funds	1,062,198	(1,678,716)	2,157,068	3,492,699	(83,391)	(163,866)	(314,644)	(1,125,465)
Surrenders (note 6)	(45,100)	(7,000)	(67,764)	(2,651,567)	(4,400)	(400)	(1,582)	(459,313)
Death benefits (note 4)	-	-	(30,969)	(41,260)	-	-	(7,312)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(60,690)	(98,975)	(139,542)	(113,981)	(1,728)	(647)	(57,368)	(70,726)
Adjustments to maintain reserves	(603)	1	(1,814)	(5,703)	12	(71)	(11,908)	(7,345)

Net equity transactions	983,865	(1,753,544)	1,927,387	694,204	(89,057)	(164,984)	(363,454)	(1,591,053)

Net change in contract owners’ equity	1,606,462	(2,142,168)	3,654,483	1,154,256	10,987	(172,690)	420,249	(2,902,956)
Contract owners’ equity beginning of period	3,019,123	5,161,291	12,034,834	10,880,578	9,397	182,087	1,610,282	4,513,238

Contract owners’ equity end of period	$4,625,585	3,019,123	15,689,317	12,034,834	20,384	9,397	2,030,531	1,610,282

CHANGES IN UNITS:
Beginning units	235,840	373,918	884,252	835,566	848	10,584	119,458	189,470
Units purchased	100,481	31,605	179,000	261,764	716	714	1,978	4,805
Units redeemed	(30,241)	(169,683)	(50,293)	(213,078)	(415)	(10,450)	(25,886)	(74,817)

Ending units	306,080	235,840	1,012,959	884,252	1,149	848	95,550	119,458

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TREI2		TRMCG2		TRNAG1		TRPSB1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$31,292	71,608	(2,870)	(4,998)	(2,313)	(5,576)	-	4,614
Realized gain (loss) on investments	(945,526)	(460,040)	(375,621)	(324,032)	(531,219)	(281,054)	-	(52,727)
Change in unrealized gain (loss) on investments	1,369,475	(1,370,091)	806,503	(601,010)	933,131	(735,553)	-	-
Reinvested capital gains	-	135,560	1,405	86,013	-	92,401	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	455,241	(1,622,963)	429,417	(844,027)	399,599	(929,782)	-	(48,113)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(2,224)	992	(1,746)	(1,075)	1,495	6,310	-	-
Transfers between funds	(523,558)	(787,420)	(109,971)	(788,085)	(871,249)	(42,459)	-	842,967
Surrenders (note 6)	(129,855)	(562,276)	(11,228)	(292,202)	(35,836)	(255,870)	-	(793,187)
Death benefits (note 4)	(7,094)	-	(11,995)	-	(6,687)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(49,780)	(65,169)	(54,525)	(65,595)	(23,264)	(52,803)	-	(1,668)
Adjustments to maintain reserves	(7,721)	(5,859)	(16,316)	(12,661)	(5,577)	(1,630)	-	1

Net equity transactions	(720,232)	(1,419,732)	(205,781)	(1,159,618)	(941,118)	(346,452)	-	48,113

Net change in contract owners’ equity	(264,991)	(3,042,695)	223,636	(2,003,645)	(541,519)	(1,276,234)	-	-
Contract owners’ equity beginning of period	2,411,590	5,454,285	1,083,265	3,086,910	1,232,728	2,508,962	-	-

Contract owners’ equity end of period	$2,146,599	2,411,590	1,306,901	1,083,265	691,209	1,232,728	-	-

CHANGES IN UNITS:
Beginning units	208,667	300,042	76,782	131,094	146,246	183,366	-	-
Units purchased	66	187	112	43	422	961	-	85,693
Units redeemed	(60,070)	(91,562)	(13,010)	(54,355)	(91,777)	(38,081)	-	(85,693)

Ending units	148,663	208,667	63,884	76,782	54,891	146,246	-	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	VWBF		VWEM		VWHA		WRGP
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$18,317	(451)	(1,886)	(6,524)	228	(4,131)	5	-
Realized gain (loss) on investments	(10,293)	(756)	(597,170)	(2,292,295)	(315,246)	(1,057,976)	(328)	(4)
Change in unrealized gain (loss) on investments	17,153	2,121	1,643,736	(1,621,501)	406,050	(443,497)	913	(384)
Reinvested capital gains	-	-	100,108	1,221,527	2,300	94,011	74	13

Net increase (decrease) in contract owners’ equity resulting from operations	25,177	914	1,144,788	(2,698,793)	93,332	(1,411,593)	664	(375)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	(3,566)	50	(9,562)	839	-	-
Transfers between funds	(620)	502,102	1,172,897	523,891	(236,966)	1,165,894	1,715	1,352
Surrenders (note 6)	-	-	(134,459)	(232,168)	(10,560)	(5,400)	(440)	-
Death benefits (note 4)	-	-	(634)	-	(587)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(24,152)	(6,057)	(39,965)	(58,167)	(5,983)	(51,635)	(99)	(20)
Adjustments to maintain reserves	12	(9)	78	(105)	23	(166)	3	(7)

Net equity transactions	(24,760)	496,036	994,351	233,501	(263,635)	1,109,532	1,179	1,325

Net change in contract owners’ equity	417	496,950	2,139,139	(2,465,292)	(170,303)	(302,061)	1,843	950
Contract owners’ equity beginning of period	496,950	-	1,023,897	3,489,189	362,265	664,326	950	-

Contract owners’ equity end of period	$497,367	496,950	3,163,036	1,023,897	191,962	362,265	2,793	950

CHANGES IN UNITS:
Beginning units	29,316	-	86,252	103,264	17,384	17,132	97	-
Units purchased	-	29,691	47,861	1,351	116	2,623	177	99
Units redeemed	(1,562)	(375)	(8,809)	(18,363)	(11,638)	(2,371)	(49)	(2)

Ending units	27,754	29,316	125,304	86,252	5,862	17,384	225	97

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRRESP		SVDF		SVOF		WIEP
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$81	54	(35)	(60)	(1,434)	14,656	17,210	2,943
Realized gain (loss) on investments	(5,452)	(765)	(1,454)	2,236	(177,399)	(122,288)	(47,382)	(396)
Change in unrealized gain (loss) on investments	5,367	(3,846)	6,497	(14,096)	422,051	(509,234)	64,609	(72,412)
Reinvested capital gains	-	184	-	-	-	199,114	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4)	(4,373)	5,008	(11,920)	243,218	(417,752)	34,437	(69,865)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(819)	-	-	-	4	165	15	24
Transfers between funds	(1,950)	11,820	(980)	(4,484)	(291,649)	(193,625)	(166,314)	225,562
Surrenders (note 6)	-	-	-	-	(5,280)	(1,200)	(383)	(74,331)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(210)	(140)	(661)	(793)	(13,637)	(13,589)	(9,400)	(4,658)
Adjustments to maintain reserves	2	(5)	2	(27)	9	(32)	11	(19)

Net equity transactions	(2,977)	11,675	(1,639)	(5,304)	(310,553)	(208,281)	(176,071)	146,578

Net change in contract owners’ equity	(2,981)	7,302	3,369	(17,224)	(67,335)	(626,033)	(141,634)	76,713
Contract owners’ equity beginning of period	7,302	-	12,638	29,862	522,542	1,148,575	141,634	64,921

Contract owners’ equity end of period	$4,321	7,302	16,007	12,638	455,207	522,542	-	141,634

CHANGES IN UNITS:
Beginning units	917	-	979	1,284	61,250	80,446	15,749	4,246
Units purchased	-	932	-	-	1	2,873	611	17,273
Units redeemed	(477)	(15)	(93)	(305)	(25,044)	(22,069)	(16,360)	(5,770)

Ending units	440	917	886	979	36,207	61,250	-	15,749

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WVCP		BF		SGRF		WGIP
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$6,198	7,462	1,593	10,019	(31)	(384)	1,060	1,822
Realized gain (loss) on investments	(160,325)	(13,933)	(77,331)	(101,175)	(45,220)	467	(29,636)	(10,003)
Change in unrealized gain (loss) on investments	226,890	(234,242)	71,349	(56,242)	41,271	(91,772)	36,806	(27,034)
Reinvested capital gains	-	-	-	24,295	-	-	-	6,309

Net increase (decrease) in contract owners’ equity resulting from operations	72,763	(240,713)	(4,389)	(123,103)	(3,980)	(91,689)	8,230	(28,906)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	185	36,228	585	-	1,449	(2,805)	-
Transfers between funds	(371,100)	257,350	(170,792)	(881,803)	(53,434)	(318,593)	(53,023)	7,483
Surrenders (note 6)	-	(30,957)	-	(378,060)	-	(16,175)	(4,182)	(3,117)
Death benefits (note 4)	-	-	-	-	-	-	(77)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,012)	(4,777)	(39,306)	(18,222)	(494)	(4,253)	(478)	(1,304)
Adjustments to maintain reserves	2	(10)	12	(44)	5	(38)	2,790	(12)

Net equity transactions	(379,110)	221,791	(173,858)	(1,277,544)	(53,923)	(337,610)	(57,775)	3,050

Net change in contract owners’ equity	(306,347)	(18,922)	(178,247)	(1,400,647)	(57,903)	(429,299)	(49,545)	(25,856)
Contract owners’ equity beginning of period	306,347	325,269	178,247	1,578,894	57,903	487,202	49,545	75,401

Contract owners’ equity end of period	$-	306,347	-	178,247	-	57,903	-	49,545

CHANGES IN UNITS:
Beginning units	47,447	26,758	18,652	122,702	7,172	32,438	4,864	4,712
Units purchased	1,741	24,056	6,115	312	-	617	-	486
Units redeemed	(49,188)	(3,367)	(24,767)	(104,362)	(7,172)	(25,883)	(4,864)	(334)

Ending units	-	47,447	-	18,652	-	7,172	-	4,864

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

AMERICAN FUNDS GROUP (THE)

Asset Allocation Fund - Class 2 (AMVAA2)*

Bond Fund - Class 2 (AMVBD2)*

BLACKROCK FUNDS

Large Cap Core V.I. Fund - Class II (MLVLC2)

CALVERT FUNDS

Variable Series, Inc. - Social Equity Portfolio (CVSSE)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)

U.S. Equity Flex I Portfolio (WSCP)

DAVIS FUNDS

Variable Account Fund, Inc. - Value Portfolio (DAVVL)*

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)*

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

LORD ABBETT FUNDS

Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)

MASSACHUSETTS FINANCIAL SERVICES CO.

Research International Series - Service Class (MVRISC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

Mid Cap Growth Portfolio - class I (MSVMG)

The Universal Institutional Funds, Inc. - Capital Growth Portfolio - Class I (MSVEG)*

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Federated NVIT High Income Bond Fund - Class I (HIBF)

Gartmore NVIT Emerging Markets Fund - Class I (GEM)

Gartmore NVIT Global Utilities Fund - Class I (GVGU1)

Gartmore NVIT International Equity Fund - Class I (GIG)

Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)*

NVIT Cardinal Balanced Fund - Class I (NVCRB1)*

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)*

NVIT Cardinal Conservative Fund - Class I (NVCCN1)*

NVIT Cardinal Moderate Fund - Class I (NVCMD1)*

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)*

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)*

NVIT Fund - Class I (TRF)

NVIT Global Financial Services Fund - Class I (GVGF1)

NVIT Government Bond Fund - Class I (GBF)

NVIT Growth Fund - Class I (CAF)

NVIT Health Sciences Fund - Class I (GVGH1)

NVIT International Index Fund - Class II (GVIX2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Leaders Fund - Class I (GVUS1)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)*

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)*

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class I (NVSTB1)*

NVIT Technology & Communications Fund - Class I (GGTC)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

NVIT U.S. Growth Leaders Fund - Class I (GVUG1)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)*

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

Portfolios of the AIM Variable Insurance Funds

V.I. Basic Value Fund - Series I (AVBVI)

V.I. Capital Development Fund - Series I (AVCDI)

V.I. International Growth Fund - Series I (AVIE)

V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)*

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc.

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS International Value Portfolio - Class A (ALVIVA)

VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)*

Portfolios of the American Century Variable Portfolios, Inc.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)*

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

VP Vista(SM) Fund - Class I (ACVVS1)

Portfolios of the Dreyfus Investment Portfolios

MidCap Stock Portfolio - Initial Shares (DVMCS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

Portfolios of the Dreyfus Variable Investment Fund

Appreciation Portfolio - Initial Shares (DCAP)

Growth and Income Portfolio - Initial Shares (DGI)

International Value Portfolio - Initial Shares (DVIV)

Portfolios of the DWS Investments Variable Insurance Trust

Variable Series II - Dreman Small Mid Cap Value VIP - Class B (SVSSVB)*

Variable Series II - Strategic Value VIP - Class B (SVSHEB)*

Portfolios of the Federated Insurance Series

Quality Bond Fund II - Primary Shares (FQB)

Portfolios of the Fidelity Variable Insurance Products Fund Fidelity

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)

VIP Fund - Contrafund Portfolio - Initial Class (FCP)

VIP Fund - Contrafund Portfolio - Service Class (FCS)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)*

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)*

VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)

VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)

VIP Fund - Growth Portfolio - Initial Class (FGP)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - High Income Portfolio - Service Class (FHIS)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Overseas Portfolio - Initial Class (FOP)

VIP Fund - Overseas Portfolio - Service Class (FOS)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

VIP Fund - VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)*

VIP Fund - VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)*

Portfolios of the Franklin Templeton Variable Insurance Products Trust

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)*

Portfolios of the Goldman Sachs Variable Insurance Trust

Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)

Portfolios of the Legg Mason Partners Variable Equity Trust

ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)*

Portfolios of the Lincoln Variable Insurance Products Trust

Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)

Portfolios of the Neuberger Berman Advisers Management Trust

Growth Portfolio - I Class Shares (AMTG)

Guardian Portfolio - I Class Shares (AMGP)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Partners Portfolio - I Class Shares (AMTP)

Regency Portfolio - I Class Shares (AMRI)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Portfolios of the Oppenheimer Variable Account Funds

Balanced Fund/VA - Non-Service Shares (OVMS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

MidCap Fund/VA - Non-Service Shares (OVAG)

Portfolios of the PIMCO Variable Insurance Trust

All Asset Portfolio - Administrative Class (PMVAAA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)*

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

Low Duration Portfolio - Administrative Class (PMVLDA)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

Portfolios of the Pioneer Variable Contracts Trust

Variable Contracts Trust - Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)*

Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)

Portfolios of the Putnam Variable Trust

Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)*

Portfolios of the Van Kampen - The Universal Institutional Funds, Inc.

Global Real Estate Portfolio - Class II (VKVGR2)*

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

T. ROWE PRICE

Equity Income Portfolio - II (TREI2)

Mid-Cap Growth Portfolio - II (TRMCG2)

New America Growth Portfolio (TRNAG1)

Personal Strategy Balanced Portfolio (TRPSB1)*

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)*

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Discovery Fund (SVDF)

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)*

Z CLOSED FUNDS

International Equity Flex I Portfolio (obsolete) (WIEP)*

International Equity Flex II Portfolio (obsolete) (WVCP)*

J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)*

NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)*

U.S. Equity Flex II Portfolio (obsolete) (WGIP)*

*	At December 31, 2009, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

The Company deducts a charge to cover the payment of premium taxes and some sale expenses not to exceed the following percentages of each premium received:

•	For policies with applications signed on or after January 3, 2006, 8.5% (reduced to 5.5% at the beginning of the eighth policy year, then 3.5% at the beginning of the eleventh policy year).

•

For policies issued on and after September 9, 2002 with applications signed before January 3, 2006, 9.0% (reduced to 5.5% at the beginning of the eighth policy year, then 3.5% at the beginning of the eleventh policy year).

•	For policies issued prior to September 9, 2002, 9% (reduced to 3.5% at the beginning of the eighth policy year).

The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners. For the periods ended December 31, 2009 and 2008, total front-end sales charge deductions were $67,209 and $139,801, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

The Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. This expense is assessed against each contract by liquidating units. Currently, this charge is $5.00 per month in all policy years (not to exceed $10.00 per month).

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For corporate flexible premium contracts, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.75% of the policy’s cash value.

On a current basis, this charge varies based on when the policy was issued and reduces based on how long the policy has been in force for most issues:

•	For policies with applications signed on or after January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets

•	For policies with applications signed before January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-20	Charge for policy years 21+
0.40% of daily net assets	0.25% of daily net assets	0.10% of daily net assets

A reduced fee tier rate for corporate flexible premium contracts may apply as either 0.10%, 0.20% or 0.25% for all policy years. These charges are assessed through a reduction in the unit value. The Company may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to the Company. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by the Company.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s non-loaned sub-account cash value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary, or when the loan is repaid or a new loan is effective. The interest rate is guaranteed not to exceed 3.75%. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2009 and 2008, total transfers into the Account from the fixed account were $0 and $0, respectively, and total transfers from the Account to the fixed account were $0 and $0, respectively.

(7) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$179,372,119	0	$179,372,119

Accounts Payable of $29,458 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
Large Cap Core V.I. Fund - Class II (MLVLC2)	$9,189	$44,516
Variable Series, Inc. - Social Equity Portfolio (CVSSE)	6,961	10,016
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)	481,689	66
U.S. Equity Flex I Portfolio (WSCP)	145,061	208,686
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)	192,631	620,416
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	107,346	69,663
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	7,357,709	7,290,396
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	1,452,589	488,499
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	967,853	281,356
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)	139,022	108,059
Research International Series - Service Class (MVRISC)	19,039	450,844
Value Series - Service Class (MVFSC)	77,000	526
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)	1,623,639	35,550
Emerging Markets Debt Portfolio - Class I (MSEM)	14,475	145,180
Mid Cap Growth Portfolio - class I (MSVMG)	46,522	267,746
U.S. Real Estate Portfolio - Class I (MSVRE)	765,673	736,092
Federated NVIT High Income Bond Fund - Class I (HIBF)	984,043	2,060,022
Gartmore NVIT Emerging Markets Fund - Class I (GEM)	34,379	104,967
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)	2,576,912	2,578,657
Gartmore NVIT International Equity Fund - Class I (GIG)	66,989	344,153
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)	71,942	364,970
NVIT Fund - Class I (TRF)	60,321	973,481
NVIT Global Financial Services Fund - Class I (GVGF1)	14,090	29,230
NVIT Government Bond Fund - Class I (GBF)	1,497,780	2,244,009
NVIT Growth Fund - Class I (CAF)	39,285	132,402

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

NVIT Health Sciences Fund - Class I (GVGH1)	34,738	115,566
NVIT International Index Fund - Class II (GVIX2)	388,487	757,468
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	2,796	3,206
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	2,310	2,728
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	429,653	443,364
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	28,914	162,190
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	2,914	3,266
NVIT Leaders Fund - Class I (GVUS1)	5,767	8,890
NVIT Mid Cap Index Fund - Class I (MCIF)	923,880	1,707,205
NVIT Money Market Fund - Class I (SAM)	143	6,885
NVIT Money Market Fund - Class V (SAM5)	32,392,041	34,844,815
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	24,297	7,939
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	37,269	219,162
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	813,005	2,048,899
NVIT Multi-Manager Small Company Fund - Class I (SCF)	467,526	2,757,656
NVIT Multi-Sector Bond Fund - Class I (MSBF)	397,954	429,729
NVIT Technology & Communications Fund - Class I (GGTC)	86,931	350,769
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)	2,367	52,699
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	36,083	77,260
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	42,926	53,363
V.I. Basic Value Fund - Series I (AVBVI)	939,034	8,000
V.I. Capital Development Fund - Series I (AVCDI)	937	1,617
V.I. International Growth Fund - Series I (AVIE)	25,588	2,807
VPS Growth and Income Portfolio - Class A (ALVGIA)	21,147	75,132
VPS International Value Portfolio - Class A (ALVIVA)	767,835	5,813,732
VP Balanced Fund - Class I (ACVB)	85,766	97,560
VP Capital Appreciation Fund - Class I (ACVCA)	60,389	106,362
VP Income & Growth Fund - Class I (ACVIG)	88,533	270,421
VP International Fund - Class I (ACVI)	140,762	714,558
VP Ultra(R) Fund - Class I (ACVU1)	38,272	236,817
VP Value Fund - Class I (ACVV)	551,485	535,016
VP Vista(SM) Fund - Class I (ACVVS1)	14,069	25,321
MidCap Stock Portfolio - Initial Shares (DVMCS)	99,350	99,231
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	1,361,805	1,429,322
Stock Index Fund, Inc. - Initial Shares (DSIF)	3,328,908	6,756,225
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	135,649	204,215
Appreciation Portfolio - Initial Shares (DCAP)	215,692	849,604
Growth and Income Portfolio - Initial Shares (DGI)	31,778	50,520
International Value Portfolio - Initial Shares (DVIV)	149,683	565,500
Variable Series II - Strategic Value VIP - Class B (SVSHEB)	26,362	277,327
Quality Bond Fund II - Primary Shares (FQB)	14,863,442	15,060,925
Equity-Income Portfolio - Initial Class (FEIP)	11,705	20,041
High Income Portfolio - Initial Class (FHIP)	13,195	8,032
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)	670,617	1,465,179
VIP Fund - Contrafund Portfolio - Initial Class (FCP)	25,869	40,014
VIP Fund - Contrafund Portfolio - Service Class (FCS)	3,295,113	5,846,078
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	276,061	2,055,667
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)	3,194	8,372
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)	18,735	80,942
VIP Fund - Growth Portfolio - Initial Class (FGP)	6,218	12,265
VIP Fund - Growth Portfolio - Service Class (FGS)	157,475	925,261
VIP Fund - High Income Portfolio - Service Class (FHIS)	242,813	307,541
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	26,621	49,040
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	318,162	244,465
VIP Fund - Overseas Portfolio - Initial Class (FOP)	5,609	9,275
VIP Fund - Overseas Portfolio - Service Class (FOS)	208,975	1,372,005
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	7,153	11,973
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	84,464	88,170
Templeton Foreign Securities Fund - Class 2 (TIF2)	46,503	90,697
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)	501,867	1,558,254
Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)	219,430	1,553,676
Growth Portfolio - I Class Shares (AMTG)	75,567	161,704
Guardian Portfolio - I Class Shares (AMGP)	68,978	266,982
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	157,748	686,110
Partners Portfolio - I Class Shares (AMTP)	157,284	332,646
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	2,241	17,729
Balanced Fund/VA - Non-Service Shares (OVMS)	71,540	143,483
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	387,883	1,586,927
Core Bond Fund/VA - Non-Service Shares (OVB)	107,113	217,362
Global Securities Fund/VA - Non-Service Shares (OVGS)	392,945	924,611
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	19,227	32,122
MidCap Fund/VA - Non-Service Shares (OVAG)	96,977	423,389
All Asset Portfolio - Administrative Class (PMVAAA)	29,182	27,010
Low Duration Portfolio - Administrative Class (PMVLDA)	908,364	943,726
Real Return Portfolio - Administrative Class (PMVRRA)	6,034,204	4,691,104
Total Return Portfolio - Administrative Class (PMVTRA)	14,170,819	10,891,184
Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)	1,199,944	1,196,512
Micro-Cap Portfolio - Investment Class (ROCMC)	374,471	1,508,015
Equity Income Portfolio - II (TREI2)	530,837	2,158,432
Mid-Cap Growth Portfolio - II (TRMCG2)	404,875	971,813
New America Growth Portfolio (TRNAG1)	413,142	1,882,266
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)	114,537	131,285
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)	1,661,350	1,166,024
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)	1,689,008	2,265,394
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)	2,364	1,437

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)	2,530	10,880
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)	5,639	8,770
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)	23,315	512,710
International Equity Flex I Portfolio (obsolete) (WIEP)	61,573	267,831
International Equity Flex II Portfolio (obsolete) (WVCP)	90,922	624,169
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)	63,880	313,488
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)	3,130	102,309
U.S. Equity Flex II Portfolio (obsolete) (WGIP)	36,193	122,551

Total	$113,316,187	$147,159,695

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable life contract as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2009.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Large Cap Core V.I. Fund - Class II (MLVLC2)
2009	0.25%	42	$10.631422	$447	0.07%	22.05%
2008	0.25%	2,858	8.710851	24,896	0.17%	-38.99%
Variable Series, Inc. - Social Equity Portfolio (CVSSE)
2009	0.25%	844	14.435757	12,184	0.39%	33.92%
2008	0.25%	870	10.779017	9,378	0.00%	-35.95%
2007	0.25%	516	16.829986	8,684	0.00%	9.71%
2006	0.25%	454	15.339931	6,964	0.00%	9.78%
2005	0.25%	288	13.973029	4,024	0.06%	4.28%
Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)
2009	0.25%	48,168	10.107469	486,857	0.00%	1.07%	12/11/2009
U.S. Equity Flex I Portfolio (WSCP)
2009	0.25%	75,682	7.951497	601,785	1.14%	24.36%
2008	0.25%	74,511	6.394190	476,437	0.10%	-34.76%
2007	0.25%	49,268	9.801214	482,886	0.00%	-1.08%
2006	0.25%	53,708	9.908462	532,164	0.00%	4.51%
2005	0.25%	61,484	9.481117	582,937	0.00%	-2.92%
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)
2009	0.25%	82,943	16.754091	1,389,635	0.00%	42.68%
2008	0.25%	92,476	11.742244	1,085,876	0.00%	-43.93%
2007	0.25%	79,618	20.940470	1,667,238	0.00%	16.94%
2006	0.25%	69,548	17.906342	1,245,350	0.00%	11.11%
2005	0.25%	69,100	16.115618	1,113,589	0.00%	10.82%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2009	0.25%	5,883	16.789471	98,772	3.76%	25.27%
2009	0.40%	3	16.606015	50	3.76%	25.08%
2008	0.25%	4,246	13.402810	56,908	2.72%	-16.27%
2008	0.40%	2	13.276251	27	2.72%	-16.39%
2007	0.25%	32,006	16.007046	512,322	2.28%	10.01%
2007	0.40%	56	15.879713	889	2.28%	9.84%
2006	0.25%	32,938	14.550491	479,264	2.05%	10.14%
2006	0.40%	206	14.456527	2,978	2.05%	9.98%
2005	0.25%	28,528	13.210934	376,882	1.40%	7.39%
2005	0.40%	272	13.145265	3,576	1.40%	7.23%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2009	0.25%	19,748	10.219612	201,817	0.00%	45.65%
2009	0.40%	2	10.068481	20	0.00%	45.43%
2008	0.25%	13,570	7.016534	95,214	0.02%	-44.45%
2008	0.40%	64	6.923153	443	0.02%	-44.53%
2007	0.25%	26,310	12.630653	332,312	0.11%	36.29%
2007	0.40%	792	12.481327	9,885	0.11%	36.09%
2006	0.25%	27,884	9.267372	258,411	0.15%	8.84%
2006	0.40%	2,040	9.171618	18,710	0.15%	8.68%
2005	0.25%	50,244	8.514303	427,793	0.00%	12.28%
2005	0.40%	1,088	8.438947	9,182	0.00%	12.11%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2009	0.25%	394,308	4.506481	1,776,942	0.00%	56.51%
2008	0.25%	128,813	2.879447	370,910	0.08%	-44.11%
2007	0.25%	111,074	5.152101	572,264	0.33%	21.39%
2006	0.25%	140,322	4.244167	595,550	0.00%	7.56%
2005	0.25%	229,836	3.945872	906,903	0.00%	11.27%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2009	0.25%	192,694	$15.520876	$2,990,780	0.40%	78.62%
2008	0.25%	153,642	8.689119	1,335,014	2.69%	-52.35%
2007	0.25%	165,920	18.234395	3,025,451	0.45%	27.70%
2006	0.25%	147,862	14.279422	2,111,384	1.91%	46.26%
2006	0.40%	2,976	14.131910	42,057	1.91%	46.05%
2005	0.25%	121,374	9.762789	1,184,949	1.16%	31.61%
2005	0.40%	2,546	9.676381	24,636	1.16%	31.41%
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)
2009	0.25%	10,880	9.671569	105,227	0.45%	26.30%
2008	0.25%	3,801	7.657684	29,107	1.63%	-39.51%
2007	0.25%	2,898	12.658811	36,685	0.44%	0.33%
Research International Series - Service Class (MVRISC)
2009	0.25%	11,163	7.888076	88,055	1.90%	30.24%
2008	0.25%	59,353	6.056428	359,467	0.00%	-42.67%
Value Series - Service Class (MVFSC)
2009	0.25%	9,681	8.050967	77,941	0.00%	22.15%
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
2009	0.25%	119,114	13.158607	1,567,374	0.00%	31.59%	5/1/2009
Emerging Markets Debt Portfolio - Class I (MSEM)
2009	0.25%	1,001	23.569995	23,594	4.70%	29.88%
2008	0.25%	6,666	18.146989	120,968	5.75%	-15.19%
2007	0.25%	16,418	21.396908	351,294	4.89%	6.26%
2006	0.25%	6,038	20.135510	121,578	8.16%	10.53%
2005	0.25%	8,700	18.217042	158,488	8.08%	11.97%
Mid Cap Growth Portfolio- class I (MSVMG)
2009	0.25%	7,909	9.410608	74,428	0.00%	57.27%
2008	0.25%	23,748	5.983894	142,106	0.72%	-46.90%
2007	0.25%	32,696	11.268795	368,445	0.00%	22.36%
2006	0.25%	35,840	9.209696	330,076	0.00%	9.00%
2005	0.25%	37,806	8.449046	319,425	0.00%	17.28%
U.S. Real Estate Portfolio - Class I (MSVRE)
2009	0.25%	57,931	22.251750	1,289,066	2.74%	28.03%
2008	0.25%	40,876	17.379512	710,405	2.29%	-38.05%
2007	0.25%	79,286	28.053652	2,224,262	1.08%	-17.28%
2007	0.40%	264	29.190018	7,706	1.08%	-17.40%
2006	0.25%	123,528	33.913546	4,189,273	1.04%	37.70%
2006	0.40%	678	35.340571	23,961	1.04%	37.50%
2005	0.25%	136,828	24.628370	3,369,851	1.11%	16.76%
2005	0.40%	1,172	25.703042	30,124	1.11%	16.59%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2009	0.25%	94,725	16.470462	1,560,165	8.91%	45.63%
2008	0.25%	149,549	11.309571	1,691,335	9.29%	-28.17%
2007	0.25%	129,054	15.744706	2,031,917	7.52%	2.88%
2007	0.40%	454	15.518038	7,045	7.52%	2.72%
2006	0.25%	112,142	15.304625	1,716,291	7.79%	10.33%
2006	0.40%	2,620	15.107048	39,580	7.79%	10.16%
2005	0.25%	84,400	13.872000	1,170,797	7.94%	2.13%
2005	0.40%	2,574	13.713412	35,298	7.94%	1.97%
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
2009	0.25%	40,474	24.865174	1,006,393	1.30%	62.91%
2008	0.25%	41,975	15.263531	640,687	1.23%	-57.87%
2007	0.25%	39,428	36.226972	1,428,357	0.75%	45.21%
2006	0.25%	13,852	24.947405	345,571	0.34%	36.38%
2005	0.25%	13,642	18.292860	249,551	0.46%	32.31%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
2009	0.25%	933	$17.534069	$16,359	0.32%	7.74%
2008	0.25%	770	16.274553	12,531	3.98%	-33.11%
2007	0.25%	88	24.329252	2,141	2.57%	20.13%
2006	0.25%	250	20.252066	5,063	0.07%	37.22%
2005	0.25%	270	14.758947	3,985	0.47%	6.12%
Gartmore NVIT International Equity Fund - Class I (GIG)
2009	0.25%	6,777	11.676578	79,132	1.04%	29.40%
2008	0.25%	23,223	9.023725	209,558	1.28%	-46.19%
2007	0.25%	29,472	16.769826	494,240	0.40%	26.83%
2006	0.25%	30,994	13.222655	409,823	1.13%	32.63%
2005	0.25%	32,376	9.969281	322,765	0.74%	29.89%
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
2009	0.25%	14,555	13.009466	189,353	0.93%	24.69%
2008	0.25%	23,402	10.433265	244,159	0.71%	-44.48%
2007	0.25%	32,612	18.791981	612,844	0.35%	19.60%
2006	0.25%	26,456	15.712604	415,693	0.84%	25.57%
2005	0.25%	30,076	12.513271	376,349	1.01%	19.04%
NVIT Fund - Class I (TRF)
2009	0.25%	19,379	10.265438	198,934	1.59%	25.78%
2008	0.25%	70,839	8.161290	578,138	1.47%	-41.70%
2007	0.25%	57,392	13.998938	803,427	0.96%	7.91%
2006	0.25%	46,336	12.972828	601,109	0.90%	13.34%
2005	0.20%	82,642	11.600055	958,652	0.91%	7.23%
2005	0.25%	85,460	11.445466	978,130	0.91%	7.17%
NVIT Global Financial Services Fund - Class I (GVGF1)
2009	0.25%	2,433	13.625762	33,151	1.18%	31.42%
2008	0.25%	2,534	10.367711	26,272	1.61%	-46.41%
2007	0.25%	57,414	19.345657	1,110,712	3.27%	-1.30%
2006	0.25%	62,280	19.600661	1,220,729	1.89%	20.02%
2005	0.25%	58,114	16.330978	949,058	4.50%	10.87%
NVIT Government Bond Fund - Class I (GBF)
2009	0.25%	233,386	18.099905	4,224,264	3.21%	2.43%
2009	0.40%	46	17.785926	818	3.21%	2.28%
2008	0.25%	292,623	17.670196	5,170,706	4.39%	7.45%
2008	0.40%	63	17.389732	1,096	4.39%	7.29%
2007	0.25%	234,938	16.445029	3,863,562	4.04%	6.89%
2007	0.40%	1,020	16.208282	16,532	4.04%	6.73%
2006	0.10%	207,598	14.788907	3,070,148	4.02%	3.24%
2006	0.25%	391,450	15.385133	6,022,510	4.02%	3.08%
2006	0.40%	1,058	15.186518	16,067	4.02%	2.93%
2005	0.10%	210,586	14.325057	3,016,656	3.64%	3.16%
2005	0.20%	50,238	12.515914	628,774	3.64%	3.06%
2005	0.25%	521,776	14.924878	7,787,443	3.64%	3.01%
2005	0.40%	2,522	14.754249	37,210	3.64%	2.85%
NVIT Growth Fund - Class I (CAF)
2009	0.25%	5,417	6.789878	36,781	0.56%	33.14%
2008	0.25%	15,651	5.099866	79,818	0.24%	-38.86%
2007	0.25%	46,608	8.341169	388,765	0.17%	19.24%
2006	0.25%	39,802	6.995039	278,417	0.05%	5.90%
2005	0.25%	41,652	6.605102	275,116	0.08%	6.24%
2005	0.40%	1,474	6.529541	9,625	0.08%	6.08%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Health Sciences Fund - Class I (GVGH1)
2009	0.25%	6,814	$13.548576	$92,320	0.34%	18.87%
2008	0.25%	12,452	11.398285	141,931	0.06%	-25.40%
2007	0.25%	1,180	15.279611	18,030	0.06%	12.88%
2006	0.25%	1,020	13.536569	13,807	0.00%	2.45%
2005	0.25%	736	13.212593	9,724	0.00%	8.17%
NVIT International Index Fund - Class II (GVIX2)
2009	0.20%	623,586	7.374176	4,598,433	2.64%	28.33%
2008	0.20%	646,607	5.746412	3,715,670	1.83%	-43.22%
2008	0.25%	473	5.741605	2,716	1.83%	-43.25%
2007	0.20%	839,308	10.120857	8,494,516	1.21%	1.21%	5/1/2007
2007	0.25%	7,682	10.117465	77,722	1.21%	1.17%	5/1/2007
2007	0.40%	112	10.107323	1,132	1.21%	1.07%	5/1/2007
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2009	0.25%	257	13.187693	3,389	1.22%	26.89%
2008	0.25%	203	10.393146	2,110	2.12%	-37.00%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2009	0.25%	338	13.183237	4,456	1.92%	8.81%
2008	0.25%	360	12.115615	4,362	3.04%	-6.26%
2007	0.25%	8,302	12.924331	107,298	7.71%	5.12%
2006	0.25%	80	12.295233	984	0.89%	5.90%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2009	0.25%	49,703	13.363298	664,196	1.59%	18.84%
2009	0.40%	4	13.205276	53	1.59%	18.66%
2008	0.25%	41,282	11.244982	464,215	2.57%	-23.39%
2007	0.25%	64,496	14.677673	946,651	2.55%	5.39%
2007	0.40%	90	14.547724	1,309	2.55%	5.24%
2006	0.25%	73,596	13.926464	1,024,932	2.59%	11.08%
2006	0.40%	166	13.823999	2,295	2.59%	10.91%
2005	0.25%	57,904	12.537840	725,991	2.20%	5.08%
2005	0.40%	206	12.464210	2,568	2.20%	4.92%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2009	0.25%	2,835	13.433301	38,083	1.57%	24.08%
2008	0.25%	10,411	10.826159	112,711	2.64%	-31.56%
2007	0.25%	7,122	15.818947	112,663	3.09%	5.88%
2006	0.25%	68	14.939913	1,016	1.39%	14.26%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2009	0.25%	368	13.443003	4,947	1.89%	14.28%
2008	0.25%	352	11.763719	4,141	3.24%	-15.26%
2007	0.25%	156	13.881453	2,166	3.45%	5.59%
2006	0.25%	76	13.146115	999	2.21%	8.15%
NVIT Leaders Fund - Class I (GVUS1)
2009	0.25%	629	11.820920	7,435	0.66%	33.45%
2008	0.25%	539	8.857680	4,774	0.81%	-50.03%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Mid Cap Index Fund - Class I (MCIF)
2009	0.20%	313,690	$15.357744	$4,817,571	0.97%	36.48%
2009	0.25%	6,504	19.982487	129,966	0.97%	36.41%
2008	0.20%	327,416	11.252548	3,684,264	1.24%	-36.59%
2008	0.25%	9,996	14.648394	146,425	1.24%	-36.62%
2007	0.20%	383,938	17.745558	6,813,194	1.57%	7.34%
2007	0.25%	27,830	23.112486	643,220	1.57%	7.29%
2007	0.40%	88	22.779636	2,005	1.57%	7.13%
2006	0.20%	18,880	16.531559	312,116	0.92%	9.67%
2006	0.25%	29,578	21.542146	637,174	0.92%	9.62%
2006	0.40%	204	21.263963	4,338	0.92%	9.45%
2005	0.20%	133,356	15.073853	2,010,189	1.05%	11.87%
2005	0.25%	28,890	19.652410	567,758	1.05%	11.82%
2005	0.40%	244	19.427688	4,740	1.05%	11.65%
NVIT Money Market Fund - Class I (SAM)
2009	0.25%	24,495	13.644862	334,231	0.04%	-0.21%
2008	0.25%	24,937	13.673319	340,972	2.06%	1.80%
2007	0.25%	30,416	13.431742	408,540	4.64%	4.53%
2006	0.25%	48,288	12.849738	620,488	4.36%	4.27%
2005	0.25%	81,346	12.323562	1,002,472	1.88%	2.41%
NVIT Money Market Fund - Class V (SAM5)
2009	0.20%	642,094	11.563359	7,424,763	0.05%	-0.14%
2009	0.25%	4,307,135	11.521736	49,625,672	0.05%	-0.19%
2008	0.20%	753,266	11.579888	8,722,736	2.01%	1.94%
2008	0.25%	4,393,398	11.543990	50,717,343	2.01%	1.89%
2008	0.40%	26	11.436879	297	2.01%	1.73%
2007	0.25%	3,235,276	11.330392	36,656,945	4.66%	4.60%
2007	0.40%	9,400	11.242166	105,676	4.66%	4.44%
2006	0.10%	1,484,064	10.900267	16,176,694	4.50%	4.51%
2006	0.25%	4,504,854	10.831867	48,795,979	4.50%	4.35%
2006	0.40%	10,554	10.763797	113,601	4.50%	4.20%
2005	0.10%	1,505,820	10.429961	15,705,644	2.80%	2.65%
2005	0.25%	5,339,248	10.380057	55,421,699	2.80%	2.49%
2005	0.40%	19,404	10.330316	200,449	2.80%	2.34%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2009	0.25%	2,520	7.949631	20,033	0.00%	26.80%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2009	0.25%	17,800	12.674135	225,600	0.00%	27.14%
2008	0.25%	27,020	9.968426	269,347	0.00%	-46.55%
2007	0.25%	46,678	18.651020	870,592	0.00%	9.47%
2007	0.40%	116	18.410147	2,136	0.00%	9.31%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2009	0.25%	163,056	19.684295	3,209,642	0.49%	25.90%
2008	0.25%	180,386	15.634824	2,820,303	1.09%	-32.32%
2007	0.25%	225,632	23.101501	5,212,438	1.13%	-7.13%
2007	0.40%	236	22.768858	5,373	1.13%	-7.27%
2006	0.25%	250,234	24.874426	6,224,427	0.44%	17.00%
2006	0.40%	318	24.553275	7,808	0.44%	16.83%
2005	0.25%	280,230	21.259933	5,957,671	0.06%	2.82%
2005	0.40%	1,050	21.016857	22,068	0.06%	2.66%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2009	0.25%	111,831	19.161684	2,142,870	0.27%	34.37%
2009	0.40%	5	18.829123	94	0.27%	34.16%
2008	0.25%	171,052	14.260832	2,439,344	0.82%	-38.34%
2008	0.40%	31	14.034369	435	0.82%	-38.44%
2007	0.25%	289,916	23.129248	6,705,539	0.09%	1.88%
2007	0.40%	1,382	22.796223	31,504	0.09%	1.72%
2006	0.25%	307,966	22.703339	6,991,856	0.10%	11.76%
2006	0.40%	4,416	22.410227	98,964	0.10%	11.59%
2005	0.20%	116,736	15.261935	1,781,617	0.00%	12.09%
2005	0.25%	397,326	20.314467	8,071,466	0.00%	12.04%
2005	0.40%	9,984	20.082219	200,501	0.00%	11.87%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2009	0.25%	50,310	$16.059107	$807,934	9.85%	24.07%
2008	0.25%	52,365	12.943737	677,799	5.75%	-17.50%
2007	0.25%	142,194	15.688937	2,230,873	3.89%	4.36%
2006	0.10%	5,968	15.247568	90,997	4.16%	4.73%
2006	0.25%	157,560	15.033200	2,368,631	4.16%	4.58%
2005	0.10%	6,052	14.558458	88,108	3.99%	2.08%
2005	0.25%	164,482	14.375255	2,364,471	3.99%	1.93%
NVIT Technology & Communications Fund - Class I (GGTC)
2009	0.25%	33,965	3.249860	110,381	0.00%	52.09%
2008	0.25%	81,631	2.136859	174,434	0.00%	-48.70%
2007	0.25%	88,224	4.165338	367,483	0.00%	19.79%
2006	0.25%	1,047,120	3.477132	3,640,974	0.00%	10.89%
2005	0.25%	89,376	3.135604	280,248	0.00%	-0.76%
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
2009	0.25%	855	13.942266	11,921	0.00%	25.52%
2008	0.25%	4,939	11.107192	54,858	0.00%	-41.44%
2007	0.25%	4,052	18.966559	76,852	0.00%	22.18%
2006	0.25%	2,848	15.523663	44,211	0.41%	-0.54%
2005	0.25%	1,062	15.607398	16,575	0.00%	11.68%
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2009	0.25%	5,260	10.606083	55,788	1.19%	28.23%
2008	0.25%	7,188	8.271285	59,454	2.02%	-37.15%
2007	0.25%	29,682	13.159897	390,612	2.07%	-2.46%
2006	0.25%	5,640	13.492091	76,095	1.70%	15.62%
2005	0.25%	7,630	11.669684	89,040	1.62%	3.99%
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2009	0.25%	7,568	12.509050	94,668	7.33%	13.04%
2008	0.25%	8,537	11.065682	94,468	4.36%	-13.64%
V.I. Basic Value Fund - Series I (AVBVI)
2009	0.25%	77,825	12.456759	969,447	4.38%	47.63%
2009	0.40%	1	12.320545	12	4.38%	47.41%
2008	0.25%	438	8.437654	3,696	1.73%	-51.89%
2007	0.25%	128	17.537474	2,245	0.15%	1.29%
2007	0.40%	6	17.397964	104	0.15%	1.14%
2006	0.25%	1,056	17.314284	18,284	0.50%	12.92%
2006	0.40%	92	17.202471	1,583	0.50%	12.75%
2005	0.25%	536	15.332927	8,218	0.11%	5.47%
2005	0.40%	184	15.256716	2,807	0.11%	5.32%
V.I. Capital Development Fund - Series I (AVCDI)
2009	0.25%	146	16.097055	2,350	0.00%	42.02%
2008	0.25%	130	11.334726	1,474	0.00%	-47.16%
V.I. International Growth Fund - Series I (AVIE)
2009	0.25%	1,802	16.465672	29,671	4.30%	34.90%
2008	0.25%	331	12.205427	4,040	0.50%	-40.53%
2007	0.25%	364	20.523294	7,470	0.94%	14.43%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Growth and Income Portfolio - Class A (ALVGIA)
2009	0.25%	1,961	$13.487083	$26,448	3.19%	20.52%
2009	0.40%	3	13.339666	40	3.19%	20.34%
2008	0.25%	4,857	11.190516	54,352	5.73%	-40.75%
2008	0.40%	60	11.084829	665	5.73%	-40.84%
2007	0.25%	3,674	18.887703	69,393	1.09%	4.85%
2007	0.40%	200	18.737498	3,747	1.09%	4.70%
2006	0.20%	38,296	18.052215	691,328	0.80%	17.05%
2006	0.25%	15,212	18.013258	274,018	0.80%	16.99%
2006	0.40%	900	17.896979	16,107	0.80%	16.82%
2005	0.25%	7,626	15.396687	117,415	1.19%	4.61%
2005	0.40%	976	15.320186	14,953	1.19%	4.45%
VPS International Value Portfolio - Class A (ALVIVA)
2009	0.20%	616,550	7.513480	4,632,436	1.10%	34.41%
2009	0.25%	118,246	7.499685	886,808	1.10%	34.34%
2008	0.20%	642,526	5.589904	3,591,659	1.10%	-53.28%
2008	0.25%	416,942	5.582435	2,327,552	1.10%	-53.30%
2007	0.20%	708,552	11.964050	8,477,152	0.23%	5.63%
2007	0.25%	283,142	11.954073	3,384,700	0.23%	5.57%
2007	0.40%	322	11.924192	3,840	0.23%	5.42%
2006	0.25%	39,832	11.322832	451,011	0.00%	13.23%	5/1/2006
VP Balanced Fund - Class I (ACVB)
2009	0.25%	19,328	12.631253	244,137	5.71%	15.19%
2008	0.25%	19,854	10.965207	217,703	0.00%	-20.53%
2005	0.25%	5,834	12.055445	70,331	2.08%	4.67%
VP Capital Appreciation Fund - Class I (ACVCA)
2009	0.25%	21,242	17.804024	378,193	0.92%	36.73%
2008	0.25%	23,619	13.021193	307,548	0.00%	-46.32%
2007	0.25%	92,114	24.256151	2,234,331	0.00%	45.44%
2006	0.25%	100,414	16.678077	1,674,712	0.00%	16.93%
2005	0.25%	114,984	14.263618	1,640,088	0.00%	21.76%
VP Income & Growth Fund - Class I (ACVIG)
2009	0.25%	37,991	11.429510	434,219	4.80%	17.80%
2008	0.25%	48,311	9.702293	468,727	2.24%	-34.75%
2007	0.25%	125,202	14.869331	1,861,670	1.36%	-0.32%
2006	0.10%	400,054	13.528072	5,411,959	1.75%	16.97%
2006	0.25%	367,398	14.916778	5,480,394	1.75%	16.80%
2005	0.10%	405,768	11.565387	4,692,864	1.95%	4.53%
2005	0.25%	422,988	12.771709	5,402,280	1.95%	4.37%
2005	0.40%	1,968	12.625722	24,847	1.95%	4.21%
VP International Fund - Class I (ACVI)
2009	0.25%	119,188	12.923118	1,540,281	2.22%	33.43%
2008	0.25%	157,354	9.685258	1,524,014	0.88%	-44.96%
2008	0.40%	8	9.531494	76	0.88%	-45.04%
2007	0.25%	230,188	17.597111	4,050,644	0.59%	17.76%
2007	0.40%	112	17.343787	1,943	0.59%	17.58%
2006	0.10%	95,056	15.094317	1,434,805	2.00%	24.90%
2006	0.25%	235,638	14.943177	3,521,180	2.00%	24.71%
2006	0.40%	976	14.750278	14,396	2.00%	24.53%
2005	0.10%	96,452	12.085047	1,165,627	1.15%	13.14%
2005	0.20%	268,142	10.026374	2,688,492	1.15%	13.03%
2005	0.25%	251,530	11.981952	3,013,820	1.15%	12.97%
2005	0.40%	4,176	11.844974	49,465	1.15%	12.80%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Ultra(R) Fund - Class I (ACVU1)
2009	0.25%	13,824	$10.258719	$141,817	0.37%	34.14%
2009	0.40%	1	10.141367	10	0.37%	33.94%
2008	0.25%	28,954	7.647567	221,428	0.00%	-41.63%
2007	0.25%	25,856	13.101110	338,742	0.00%	20.71%
2007	0.40%	10	12.990210	130	0.00%	20.53%
2006	0.25%	44,246	10.853176	480,210	0.00%	-3.52%
2006	0.40%	674	10.777532	7,264	0.00%	-3.66%
2005	0.25%	76,974	11.248731	865,860	0.00%	1.91%
2005	0.40%	2,320	11.187064	25,954	0.00%	1.76%
VP Value Fund - Class I (ACVV)
2009	0.25%	57,418	16.128480	926,065	5.97%	19.56%
2008	0.25%	40,598	13.489390	547,642	3.61%	-26.96%
2007	0.25%	103,354	18.468246	1,908,767	1.56%	-5.38%
2006	0.25%	107,824	19.517566	2,104,462	2.56%	18.36%
2006	0.40%	1,596	18.608964	29,700	0.00%	15.06%
2005	0.25%	273,906	16.490347	4,516,805	0.91%	4.77%
2005	0.40%	2,658	16.172933	42,988	0.00%	2.95%
VP Vista(SM) Fund - Class I (ACVVS1)
2009	0.25%	3,192	10.862560	34,673	0.00%	22.16%
2008	0.25%	3,225	8.891784	28,676	0.00%	-48.75%
2007	0.25%	64	17.350253	1,110	0.00%	39.42%
MidCap Stock Portfolio - Initial Shares (DVMCS)
2009	0.25%	3,955	14.242624	56,330	2.13%	35.17%
2008	0.25%	4,948	10.536775	52,136	0.00%	-40.57%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2009	0.20%	363,020	13.363002	4,851,037	2.36%	24.78%
2009	0.25%	2,197	13.311853	29,246	2.36%	24.71%
2008	0.20%	349,825	10.709488	3,746,447	0.80%	-31.05%
2008	0.25%	16,375	10.673834	174,784	0.80%	-31.09%
2007	0.20%	439,296	15.532546	6,823,385	0.27%	-0.85%
2007	0.25%	23,004	15.488598	356,300	0.27%	-0.90%
2007	0.40%	48	15.357469	737	0.27%	-1.05%
2006	0.20%	443,170	15.666332	6,942,848	0.36%	14.18%
2006	0.25%	19,726	15.629868	308,315	0.36%	14.13%
2006	0.40%	76	15.520951	1,180	0.36%	13.96%
2005	0.20%	306,272	13.720362	4,202,163	0.00%	7.02%
2005	0.25%	26,344	13.695264	360,788	0.00%	6.97%
2005	0.40%	104	13.620186	1,416	0.00%	6.81%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2009	0.10%	41,573	$10.045645	$417,628	2.08%	26.21%
2009	0.20%	905,049	10.213014	9,243,278	2.08%	26.08%
2009	0.25%	684,501	11.501671	7,872,905	2.08%	26.02%
2009	0.40%	5	11.302075	57	2.08%	25.83%
2008	0.10%	44,546	7.959597	354,568	2.02%	-37.20%
2008	0.20%	950,253	8.100298	7,697,332	2.02%	-37.27%
2008	0.25%	893,251	9.126944	8,152,652	2.02%	-37.30%
2008	0.40%	48	8.982024	431	2.02%	-37.39%
2007	0.10%	46,372	12.675284	587,778	1.68%	5.15%
2007	0.20%	1,615,390	12.912279	20,858,366	1.68%	5.04%
2007	0.25%	1,021,830	14.556103	14,873,863	1.68%	4.99%
2007	0.40%	1,278	14.346541	18,335	1.68%	4.83%
2006	0.10%	630,234	12.054530	7,597,175	1.69%	15.38%
2006	0.20%	1,589,080	12.292280	19,533,416	1.69%	15.27%
2006	0.25%	1,353,284	13.864135	18,762,112	1.69%	15.21%
2006	0.40%	6,436	13.685152	88,078	1.69%	15.04%
2005	0.10%	640,046	10.447448	6,686,847	1.61%	4.59%
2005	0.20%	1,109,194	10.664127	11,828,586	1.61%	4.48%
2005	0.25%	1,888,500	12.033778	22,725,790	1.61%	4.43%
2005	0.40%	10,694	11.896207	127,218	1.61%	4.27%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2009	0.25%	3,436	9.892320	33,990	1.63%	33.42%
2008	0.25%	9,406	7.414344	69,739	0.71%	-34.59%
2007	0.25%	9,990	11.334861	113,235	0.19%	7.51%
2006	0.25%	9,986	10.542600	105,278	0.08%	8.93%
2005	0.25%	18,530	9.678444	179,342	0.00%	3.36%
Appreciation Portfolio - Initial Shares (DCAP)
2009	0.25%	27,278	12.854271	350,639	2.28%	22.25%
2009	0.40%	9	12.631233	114	2.28%	22.07%
2008	0.25%	64,205	10.514504	675,084	2.20%	-29.73%
2008	0.40%	30	10.347582	310	2.20%	-29.83%
2007	0.25%	83,176	14.962371	1,244,510	1.10%	6.86%
2007	0.40%	460	14.746966	6,784	1.10%	6.70%
2006	0.25%	76,748	14.001376	1,074,578	1.54%	16.19%
2006	0.40%	1,920	13.820624	26,536	1.54%	16.01%
2005	0.25%	80,674	12.050745	972,182	0.02%	4.12%
2005	0.40%	5,164	11.912967	61,519	0.02%	3.96%
Growth and Income Portfolio - Initial Shares (DGI)
2009	0.25%	14,547	9.406322	136,834	1.38%	28.46%
2008	0.25%	15,012	7.322121	109,920	0.51%	-40.56%
2005	0.25%	19,500	9.969339	194,402	1.16%	3.09%
International Value Portfolio - Initial Shares (DVIV)
2009	0.25%	56,561	17.790702	1,006,260	4.31%	30.65%
2008	0.25%	69,377	13.617429	944,736	3.05%	-37.48%
2007	0.25%	100,470	21.780049	2,188,242	2.01%	3.89%
2006	0.20%	182,762	21.009394	3,839,719	1.36%	22.35%
2006	0.25%	111,584	20.964071	2,339,255	1.36%	22.29%
2006	0.40%	194	11.246076	2,182	0.00%	12.46%	5/1/2006
2005	0.20%	72,182	17.171154	1,239,448	0.00%	11.67%
2005	0.25%	77,518	17.142660	1,328,865	0.00%	11.61%
Variable Series II - Strategic Value VIP - Class B (SVSHEB)
2008	0.25%	22,579	5.898673	133,186	2.81%	-46.29%
2007	0.25%	22,588	10.983369	248,092	1.03%	-2.43%
2006	0.25%	22,418	11.257266	252,365	0.00%	12.57%	5/1/2006
Quality Bond Fund II - Primary Shares (FQB)
2009	0.25%	25,113	16.869071	423,633	1.73%	20.13%
2008	0.25%	38,637	14.041907	542,537	4.99%	-7.52%
2007	0.25%	36,422	15.183610	553,017	4.69%	5.12%
2006	0.25%	37,252	14.444216	538,076	3.94%	3.89%
2006	0.40%	124	14.279265	1,771	3.94%	3.74%
2005	0.25%	40,742	13.902748	566,426	4.49%	1.05%
2005	0.40%	928	13.764550	12,774	4.49%	0.89%
Equity-Income Portfolio - Initial Class (FEIP)
2009	0.25%	2,785	10.951232	30,499	2.44%	29.88%
2008	0.25%	2,879	8.431569	24,274	2.34%	-42.80%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Portfolio - Initial Class (FHIP)
2009	0.25%	2,115	$15.808925	$33,436	8.93%	43.60%
2008	0.25%	1,726	11.009158	19,002	9.57%	-25.17%
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
2009	0.25%	302,181	12.857966	3,885,433	2.33%	28.79%
2008	0.25%	339,211	9.983663	3,386,568	2.64%	-28.90%
2007	0.25%	352,600	14.040973	4,950,847	6.14%	15.21%
2006	0.25%	335,238	12.186874	4,085,503	4.38%	7.05%
2005	0.25%	662,530	11.384305	7,542,444	2.59%	3.79%
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
2009	0.25%	7,816	14.286022	111,660	1.45%	35.37%
2008	0.25%	7,839	10.553240	82,727	1.06%	-42.66%
2005	0.25%	28,138	14.079448	396,168	0.29%	16.65%
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2009	0.25%	128,992	17.925263	2,312,216	1.20%	35.33%
2009	0.40%	7	17.614183	123	1.20%	35.12%
2008	0.25%	187,452	13.245967	2,482,983	0.83%	-42.76%
2008	0.40%	91	13.035628	1,186	0.83%	-42.84%
2007	0.25%	338,604	23.139773	7,835,220	0.74%	17.21%
2007	0.40%	1,726	22.806621	39,364	0.74%	17.04%
2006	0.20%	130,694	16.578552	2,166,717	1.19%	11.37%
2006	0.25%	472,174	19.741674	9,321,505	1.19%	11.31%
2006	0.40%	3,622	19.486792	70,581	1.19%	11.15%
2005	0.20%	137,900	14.886411	2,052,836	0.11%	16.61%
2005	0.25%	654,312	17.735527	11,604,568	0.11%	16.56%
2005	0.40%	5,744	17.532748	100,708	0.11%	16.38%
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2009	0.25%	37,804	12.172977	460,187	1.56%	29.71%
2008	0.25%	126,104	9.384986	1,183,484	2.16%	-42.85%
2007	0.25%	172,396	16.420855	2,830,890	0.77%	1.16%
2007	0.40%	362	16.184435	5,859	0.77%	1.01%
2006	0.10%	18,982	16.213431	307,763	3.18%	19.96%
2006	0.20%	434,404	14.646026	6,362,292	3.18%	19.84%
2006	0.25%	115,616	16.232055	1,876,685	3.18%	19.78%
2006	0.40%	752	16.022504	12,049	3.18%	19.60%
2005	0.10%	19,260	13.515730	260,313	1.69%	5.65%
2005	0.20%	271,510	12.221305	3,307,501	1.69%	5.55%
2005	0.25%	212,674	13.551510	2,882,054	1.69%	5.49%
2005	0.40%	1,464	13.396579	19,613	1.69%	5.34%
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
2009	0.25%	959	8.765173	8,406	0.48%	45.49%
2008	0.25%	1,208	6.024737	7,278	0.35%	-55.13%
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
2009	0.25%	104,534	8.096367	846,346	0.39%	45.36%
2008	0.25%	111,197	5.570057	619,374	0.34%	-55.17%
2007	0.25%	117,700	12.425418	1,462,472	0.00%	22.73%
2006	0.25%	138,014	10.123840	1,397,232	0.60%	5.04%
2005	0.25%	160,218	9.638132	1,544,202	0.80%	8.59%
2005	0.40%	636	9.527944	6,060	0.80%	8.43%
VIP Fund - Growth Portfolio - Initial Class (FGP)
2009	0.25%	9,771	7.842315	76,627	0.46%	27.97%
2008	0.25%	10,255	6.128418	62,847	1.06%	-47.30%
2007	0.25%	6,204	11.628670	72,144	0.81%	26.65%
2006	0.25%	6,314	9.182046	57,975	0.55%	6.58%
2005	0.25%	28,712	8.614843	247,349	0.44%	5.54%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Growth Portfolio - Service Class (FGS)
2009	0.25%	70,607	$10.914824	$770,663	0.27%	27.83%
2009	0.40%	15	10.725399	161	0.27%	27.64%
2008	0.25%	112,901	8.538686	964,026	0.22%	-47.37%
2008	0.40%	64	8.403086	538	0.22%	-47.44%
2007	0.25%	1,137,072	16.222520	18,446,173	0.33%	26.55%
2007	0.40%	184	15.988944	2,942	0.33%	26.36%
2006	0.10%	975,936	9.843867	9,606,984	0.28%	6.63%
2006	0.25%	667,544	12.818891	8,557,174	0.28%	6.47%
2006	0.40%	564	12.653389	7,137	0.28%	6.31%
2005	0.10%	990,278	9.232178	9,142,423	0.38%	5.57%
2005	0.25%	693,710	12.040330	8,352,497	0.38%	5.41%
2005	0.40%	5,290	11.902677	62,965	0.38%	5.25%
VIP Fund - High Income Portfolio - Service Class (FHIS)
2009	0.25%	22,244	11.730220	260,927	12.21%	43.41%
2008	0.25%	32,098	8.179245	262,537	8.70%	-25.25%
2007	0.25%	145,638	10.942182	1,593,598	7.62%	2.40%
2006	0.25%	161,676	10.685864	1,727,648	7.36%	10.90%
2005	0.25%	197,328	9.635546	1,901,363	14.80%	2.27%
2005	0.40%	874	9.525383	8,325	14.80%	2.11%
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2009	0.25%	4,113	12.184238	50,114	8.40%	15.38%
2008	0.25%	6,382	10.559688	67,392	3.49%	-3.59%
2007	0.25%	4,884	10.952518	53,492	4.13%	3.95%
2006	0.25%	5,542	10.536365	58,393	0.00%	4.04%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2009	0.25%	63,431	13.205147	837,616	0.62%	39.67%
2008	0.25%	48,480	9.454867	458,372	0.29%	-39.66%
2007	0.25%	117,550	15.669099	1,841,903	0.70%	15.20%
2006	0.25%	90,122	13.602006	1,225,840	0.00%	12.31%
2006	0.40%	6	13.568197	81	0.00%	12.14%
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2009	0.25%	1,927	11.791429	22,722	2.33%	26.21%
2008	0.25%	1,918	9.342405	17,919	2.68%	-43.95%
VIP Fund - Overseas Portfolio - Service Class (FOS)
2009	0.25%	30,392	12.688674	385,634	1.64%	26.12%
2009	0.40%	7	12.468464	87	1.64%	25.93%
2008	0.25%	95,011	10.060565	955,864	1.99%	-44.00%
2008	0.40%	91	9.900810	901	1.99%	-44.09%
2007	0.25%	268,890	17.966865	4,831,110	3.95%	16.91%
2007	0.40%	2,418	17.708202	42,818	3.95%	16.74%
2006	0.20%	446,452	15.150740	6,764,078	0.57%	17.71%
2006	0.25%	262,300	15.367797	4,030,973	0.57%	17.65%
2006	0.40%	4,436	15.169405	67,291	0.57%	17.48%
2005	0.20%	224,828	12.871051	2,893,773	0.43%	18.73%
2005	0.25%	274,862	13.061950	3,590,234	0.43%	18.67%
2005	0.40%	7,900	12.912620	102,010	0.43%	18.50%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2009	0.25%	1,063	$12.813506	$13,621	0.51%	57.00%
2008	0.25%	1,036	8.161269	8,455	1.27%	-51.30%
2007	0.25%	66	16.757189	1,106	0.96%	5.33%
2006	0.25%	1,430	15.908520	22,749	0.72%	15.91%
2005	0.25%	2,670	13.725157	36,646	0.00%	2.30%
2005	0.40%	12	13.649958	164	0.00%	2.15%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2009	0.25%	32,968	11.103596	366,063	1.83%	28.83%
2008	0.25%	35,891	8.618488	309,326	0.63%	-33.18%
2007	0.25%	19,156	12.898779	247,089	0.61%	-2.62%
2006	0.25%	10,222	13.246445	135,405	0.00%	16.69%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2009	0.25%	6,164	18.423035	113,560	3.48%	36.70%
2009	0.40%	4	18.221708	73	3.48%	36.50%
2008	0.25%	7,294	13.476974	98,301	2.49%	-40.53%
2008	0.40%	56	13.349706	748	2.49%	-40.62%
2007	0.25%	25,366	22.660573	574,808	3.29%	15.17%
2007	0.40%	326	22.480343	7,329	3.29%	14.99%
2006	0.25%	156,638	19.676237	3,082,046	1.06%	21.14%
2006	0.40%	1,080	19.549201	21,113	1.06%	20.96%
2005	0.25%	148,688	16.242222	2,415,024	1.59%	9.89%
2005	0.40%	2,458	16.161499	39,725	1.59%	9.73%
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)
2009	0.25%	125,459	17.793307	2,232,331	1.79%	32.82%
2008	0.25%	152,977	13.396598	2,049,371	1.05%	-37.21%
2007	0.25%	169,352	21.334874	3,613,104	0.78%	2.94%
2006	0.25%	174,678	20.724643	3,620,139	1.05%	15.87%
2005	0.25%	155,806	17.885426	2,786,657	0.64%	12.54%
Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)
2009	0.25%	24,993	16.186105	404,539	0.00%	37.98%
2009	0.40%	9	16.009192	144	0.00%	37.77%
2008	0.25%	76,333	11.730770	895,445	0.00%	-39.29%
2008	0.40%	77	11.619973	895	0.00%	-39.38%
2007	0.25%	106,480	19.321952	2,057,401	0.00%	3.16%
2007	0.40%	288	19.168269	5,520	0.00%	3.01%
2006	0.25%	36,880	18.729880	690,758	0.00%	15.23%
2005	0.25%	14,624	16.253697	237,694	0.00%	3.11%
Growth Portfolio - I Class Shares (AMTG)
2009	0.25%	18,553	9.181242	170,340	0.00%	30.03%
2008	0.25%	22,768	7.060685	160,758	0.00%	-43.82%
Guardian Portfolio - I Class Shares (AMGP)
2009	0.25%	8,551	12.551274	107,326	0.76%	29.36%
2008	0.25%	20,227	9.702253	196,247	0.56%	-37.40%
2007	0.25%	24,678	15.499279	382,491	0.19%	7.12%
2006	0.10%	82,428	14.953594	1,232,595	0.60%	13.26%
2006	0.25%	87,020	14.469329	1,259,121	0.60%	13.09%
2005	0.10%	83,636	13.202464	1,104,201	0.18%	8.28%
2005	0.20%	66,492	11.830482	786,632	0.18%	8.18%
2005	0.25%	90,620	12.794029	1,159,395	0.18%	8.12%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2009	0.25%	17,388	14.802282	257,382	0.00%	31.27%
2008	0.25%	41,787	11.276213	471,199	0.00%	-43.51%
2007	0.25%	83,106	19.961533	1,658,923	0.00%	22.22%
2006	0.25%	76,228	16.332395	1,244,986	0.00%	14.41%
2005	0.25%	78,930	14.275493	1,126,765	0.00%	13.46%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Partners Portfolio - I Class Shares (AMTP)
2009	0.25%	41,218	$12.537337	$516,764	2.17%	55.68%
2008	0.25%	67,495	8.053019	543,539	0.53%	-52.51%
2007	0.25%	94,644	16.957944	1,604,968	0.63%	9.06%
2006	0.25%	112,472	15.548936	1,748,820	0.75%	11.96%
2005	0.25%	106,638	13.887778	1,480,965	0.87%	17.75%
2005	0.40%	124	13.728969	1,702	0.87%	17.58%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2009	0.25%	454	11.190284	5,080	0.00%	22.45%
2008	0.25%	1,396	9.138805	12,758	0.00%	-39.62%
2008	0.40%	2	9.052482	18	0.00%	-39.72%
2007	0.25%	1,552	15.136586	23,492	0.00%	0.26%
2007	0.40%	84	15.016171	1,261	0.00%	0.11%
2006	0.25%	314	15.096902	4,740	0.00%	4.99%
2006	0.40%	6	14.999423	90	0.00%	4.83%
2005	0.25%	280	14.379334	4,026	0.00%	2.64%
Balanced Fund/VA - Non-Service Shares (OVMS)
2009	0.25%	29,268	10.247784	299,932	0.00%	21.59%
2008	0.25%	29,567	8.428205	249,197	3.70%	-43.61%
2007	0.25%	63,874	14.946978	954,723	2.50%	3.53%
2006	0.25%	69,630	14.437838	1,005,307	2.13%	10.87%
2005	0.25%	75,488	13.022455	983,039	2.39%	3.63%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.25%	186,596	13.394109	2,499,287	0.37%	44.16%
2008	0.25%	264,810	9.291336	2,460,439	0.15%	-45.65%
2007	0.25%	256,650	17.096620	4,387,848	0.20%	13.86%
2006	0.10%	260,376	13.316078	3,467,187	0.37%	7.84%
2006	0.25%	395,606	15.015124	5,940,073	0.37%	7.68%
2005	0.10%	264,232	12.347907	3,262,712	1.04%	4.99%
2005	0.25%	434,584	13.944277	6,059,960	1.04%	4.84%
Core Bond Fund/VA - Non-Service Shares (OVB)
2009	0.25%	27,417	9.676718	265,307	0.00%	9.34%
2008	0.25%	28,881	8.850218	255,603	6.02%	-39.20%
2007	0.25%	72,602	14.556650	1,056,842	5.03%	4.13%
2006	0.25%	79,144	13.979406	1,106,386	5.21%	5.02%
2005	0.25%	98,238	13.311605	1,307,705	5.80%	2.33%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2009	0.25%	167,720	13.077210	2,193,310	2.37%	39.42%
2008	0.25%	191,747	9.379518	1,798,494	1.42%	-40.34%
2007	0.25%	155,098	15.720950	2,438,288	0.85%	6.05%
2006	0.25%	167,220	14.823774	2,478,831	1.03%	17.40%
2005	0.25%	157,524	12.626867	1,989,035	0.62%	14.02%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2009	0.25%	11,200	9.826673	110,059	1.76%	27.97%
2008	0.25%	11,211	7.679167	86,091	2.39%	-38.62%
2007	0.25%	12,692	12.511530	158,796	0.97%	4.16%
2006	0.25%	12,890	12.011636	154,830	1.06%	14.74%
2005	0.25%	16,924	10.468714	177,173	1.19%	5.71%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
MidCap Fund/VA - Non-Service Shares (OVAG)
2009	0.25%	28,425	$9.532345	$270,957	0.00%	32.28%
2008	0.25%	46,886	7.206392	337,879	0.00%	-49.19%
2007	0.25%	50,576	14.184053	717,373	0.00%	6.07%
2006	0.10%	282,340	12.637642	3,568,112	0.00%	2.85%
2006	0.25%	235,826	13.372932	3,153,685	0.00%	2.70%
2005	0.10%	286,486	12.287042	3,520,066	0.00%	12.21%
2005	0.20%	14,922	9.718714	145,023	0.00%	12.10%
2005	0.25%	285,214	13.021408	3,713,888	0.00%	12.05%
2005	0.40%	6,724	12.872483	86,555	0.00%	11.88%
All Asset Portfolio - Administrative Class (PMVAAA)
2009	0.25%	2,845	13.639951	38,806	6.80%	21.27%
2008	0.25%	2,717	11.247576	30,560	1.31%	-16.05%
2007	0.25%	240,382	13.398414	3,220,738	7.61%	8.06%
2006	0.25%	238,184	12.399544	2,953,373	6.84%	4.40%
2005	0.25%	5,472	11.877133	64,992	1.91%	5.96%
Low Duration Portfolio - Administrative Class (PMVLDA)
2009	0.25%	99,489	13.270656	1,320,284	3.19%	13.03%
2009	0.40%	7	13.125160	92	3.19%	12.86%
2008	0.25%	110,775	11.740354	1,300,538	4.25%	-0.70%
2008	0.40%	12	11.629122	140	4.25%	-0.85%
2007	0.25%	123,908	11.823104	1,464,977	4.70%	7.10%
2007	0.40%	130	11.728722	1,525	4.70%	6.94%
2006	0.25%	232,794	11.038824	2,569,772	4.01%	3.70%
2006	0.40%	170	10.967285	1,864	4.01%	3.55%
2005	0.25%	675,140	10.644694	7,186,659	2.86%	0.75%
2005	0.40%	190	10.591594	2,012	2.86%	0.60%
Real Return Portfolio - Administrative Class (PMVRRA)
2009	0.25%	306,080	15.112339	4,625,585	2.99%	18.05%
2008	0.25%	235,840	12.801575	3,019,123	3.76%	-7.26%
2007	0.25%	373,918	13.803269	5,161,291	4.66%	10.37%
2006	0.25%	385,224	12.506613	4,817,847	4.26%	0.49%
2005	0.25%	252,714	12.445521	3,145,157	2.94%	1.82%
Total Return Portfolio - Administrative Class (PMVTRA)
2009	0.20%	638,498	15.509642	9,902,875	5.13%	13.80%
2009	0.25%	374,451	15.452727	5,786,289	5.13%	13.74%
2009	0.40%	10	15.283042	153	5.13%	13.57%
2008	0.20%	503,145	13.628820	6,857,273	4.49%	4.54%
2008	0.25%	381,025	13.585613	5,176,458	4.49%	4.49%
2008	0.40%	82	13.456667	1,103	4.49%	4.33%
2007	0.20%	476,190	13.037033	6,208,105	4.68%	8.52%
2007	0.25%	357,356	13.002214	4,646,419	4.68%	8.47%
2007	0.40%	2,020	12.898203	26,054	4.68%	8.31%
2006	0.20%	511,288	12.013005	6,142,105	4.46%	3.64%
2006	0.25%	615,140	11.986960	7,373,659	4.46%	3.59%
2006	0.40%	4,340	11.909077	51,685	4.46%	3.43%
2005	0.20%	662,908	11.591132	7,683,854	3.32%	2.22%
2005	0.25%	486,292	11.571785	5,627,266	3.32%	2.17%
2005	0.40%	1,840	11.513866	21,186	3.32%	2.02%
Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)
2009	0.25%	1,149	17.740695	20,384	16.90%	60.09%
2008	0.25%	848	11.081635	9,397	6.35%	-35.59%
2007	0.25%	10,584	17.203983	182,087	5.32%	5.65%
2006	0.25%	11,150	16.283186	181,558	5.90%	8.23%
2005	0.25%	430	15.044787	6,469	5.80%	1.69%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Micro-Cap Portfolio - Investment Class (ROCMC)
2009	0.25%	95,536	$21.251012	$2,030,237	0.00%	57.65%
2009	0.40%	14	21.018795	294	0.00%	57.41%
2008	0.25%	119,381	13.479984	1,609,254	2.26%	-43.41%
2008	0.40%	77	13.352691	1,028	2.26%	-43.50%
2007	0.25%	188,620	23.821182	4,493,151	1.14%	3.72%
2007	0.40%	850	23.631757	20,087	1.14%	3.56%
2006	0.20%	56,170	23.017122	1,292,872	0.19%	20.83%
2006	0.25%	188,708	22.967474	4,334,146	0.19%	20.77%
2006	0.40%	2,174	22.819241	49,609	0.19%	20.59%
2005	0.20%	89,174	19.049333	1,698,705	0.54%	11.39%
2005	0.25%	150,158	19.017724	2,855,663	0.54%	11.33%
2005	0.40%	4,744	18.923254	89,772	0.54%	11.17%
Equity Income Portfolio - II (TREI2)
2009	0.25%	148,660	14.439362	2,146,556	1.72%	24.94%
2009	0.40%	3	14.281536	43	1.72%	24.75%
2008	0.25%	208,609	11.557153	2,410,926	2.05%	-36.42%
2008	0.40%	58	11.447985	664	2.05%	-36.52%
2007	0.25%	299,808	18.178518	5,450,065	1.44%	2.77%
2007	0.40%	234	18.033915	4,220	1.44%	2.62%
2006	0.20%	52,696	17.726578	934,120	1.34%	18.41%
2006	0.25%	291,730	17.688346	5,160,221	1.34%	18.35%
2006	0.40%	950	17.574134	16,695	1.34%	18.18%
2005	0.20%	190,688	14.970390	2,854,674	1.39%	3.49%
2005	0.25%	264,200	14.945544	3,948,613	1.39%	3.44%
2005	0.40%	1,988	14.871262	29,564	1.39%	3.28%
Mid-Cap Growth Portfolio - II (TRMCG2)
2009	0.25%	63,884	20.457409	1,306,901	0.00%	45.00%
2008	0.25%	76,782	14.108326	1,083,265	0.00%	-40.09%
2007	0.25%	131,028	23.547392	3,085,368	0.00%	16.93%
2007	0.40%	66	23.360091	1,542	0.00%	16.75%
2006	0.25%	142,804	20.137940	2,875,778	0.00%	6.12%
2006	0.40%	566	20.007898	11,324	0.00%	5.96%
2005	0.25%	216,468	18.977178	4,107,952	0.00%	14.15%
2005	0.40%	1,342	18.882872	25,341	0.00%	13.98%
New America Growth Portfolio (TRNAG1)
2009	0.25%	54,891	12.592384	691,209	0.00%	49.39%
2008	0.25%	146,246	8.429140	1,232,728	0.00%	-38.40%
2007	0.25%	183,150	13.682900	2,506,023	0.00%	13.49%
2007	0.40%	216	13.607980	2,939	0.00%	13.32%
2006	0.25%	35,424	12.056017	427,072	0.05%	7.06%
2005	0.25%	25,898	11.260565	291,626	0.00%	4.21%
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)
2009	0.25%	27,754	17.920563	497,367	3.88%	5.72%
2008	0.25%	29,316	16.951478	496,950	0.00%	3.35%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
2009	0.25%	125,304	25.242895	3,163,036	0.14%	112.64%
2008	0.25%	86,252	11.870996	1,023,897	0.00%	-64.87%
2007	0.25%	103,264	33.789017	3,489,189	0.47%	37.27%
2006	0.25%	79,400	24.615135	1,954,442	0.56%	39.14%
2005	0.25%	75,592	17.690391	1,337,252	0.24%	31.67%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
2009	0.25%	5,862	32.746823	191,962	0.37%	57.14%
2008	0.25%	17,384	20.838997	362,265	0.08%	-46.26%
2007	0.25%	17,132	38.776915	664,326	0.02%	44.99%
2006	0.25%	269,944	26.744182	7,219,431	0.02%	24.18%
2005	0.25%	23,316	21.536287	502,140	0.02%	51.29%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2009	0.25%	225	$12.411842	$2,793	0.00%	26.76%
2008	0.25%	97	9.791882	950	0.00%	-36.43%
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2009	0.25%	440	9.819846	4,321	2.06%	23.31%
2008	0.25%	917	7.963301	7,302	0.71%	-36.20%
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
2009	0.25%	886	18.066031	16,007	0.00%	39.95%
2008	0.25%	979	12.908594	12,638	0.00%	-44.50%
2007	0.25%	1,284	23.256824	29,862	0.00%	22.02%
2006	0.25%	1,400	19.060374	26,685	0.00%	14.36%
2005	0.25%	1,646	16.667162	27,434	0.00%	8.00%
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
2009	0.25%	36,207	12.572347	455,207	0.00%	47.37%
2008	0.25%	61,250	8.531293	522,542	1.86%	-40.25%
2007	0.25%	80,446	14.277593	1,148,575	0.58%	6.37%
2006	0.25%	89,218	13.423088	1,197,581	0.00%	11.94%
2005	0.20%	71,714	12.025433	862,392	0.00%	7.67%
2005	0.25%	191,732	11.991404	2,299,136	0.00%	7.62%
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.25%	15,749	8.993222	141,634	2.89%	-41.18%
2007	0.25%	4,246	15.289838	64,921	1.13%	16.30%
2006	0.25%	4,214	13.146533	55,399	1.15%	18.36%
2005	0.25%	3,828	11.107445	42,519	0.98%	17.15%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.25%	47,447	6.456612	306,347	2.39%	-46.89%
2007	0.25%	26,758	12.155952	325,269	0.00%	-4.20%
2006	0.25%	28,502	12.688555	361,649	0.00%	12.92%
2005	0.25%	22,414	11.236495	251,855	0.00%	15.85%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.25%	18,652	9.556437	178,247	2.05%	-25.73%
2007	0.25%	122,702	12.867713	1,578,894	2.03%	4.36%
2006	0.25%	293,764	12.329824	3,622,058	1.57%	11.97%
2005	0.20%	767,630	11.245204	8,632,156	2.11%	2.34%
2005	0.25%	301,796	11.011806	3,323,319	2.11%	2.29%
2005	0.40%	524	10.885904	5,704	2.11%	2.13%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.25%	7,172	8.073523	57,903	0.00%	-46.25%
2007	0.25%	32,438	15.019468	487,202	0.00%	8.74%
2006	0.25%	29,982	13.812141	414,116	0.00%	9.63%
2005	0.25%	42,526	12.598383	535,759	0.00%	9.47%
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	0.25%	4,864	10.186075	49,545	3.11%	-36.35%
2007	0.25%	4,712	16.002005	75,401	1.21%	1.53%
2006	0.25%	10,300	15.760746	162,336	0.91%	19.05%
2005	0.25%	12,276	13.238469	162,515	0.83%	7.87%

2009	Contract owners equity:				$179,342,661
2008	Contract owners equity:				$166,504,391
2007	Contract owners equity:				$269,101,390
2006	Contract owners equity:				$341,357,796
2005	Contract owners equity:				$342,050,503
*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contractholder accounts either through reductions in the unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period indicated and includes a deduction only for expenses assessed through a reduction in the unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded. Total returns presented in years of initial offering represent the return for the period from the initial offering through year end.

(Continued)

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide VL Separate Account-C:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-C (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010